March 31, 2026
2026 Quarterly Report (Unaudited)

Master Investment Portfolio
• Diversified Equity Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.(a)	5,338	$ 584,297
AeroVironment, Inc.(a)(b)	10,186	1,864,547
AerSale Corp.(a)(b)	15,174	94,382
Airbus SE	2,530	478,354
Archer Aviation, Inc., Class A(a)	171,044	884,297
Astronics Corp.(a)	6,942	463,240
BAE Systems PLC	50,404	1,477,770
Bharat Electronics Ltd.	163,193	698,343
Boeing Co.(a)	10,657	2,121,063
BWX Technologies, Inc.	1,187	242,730
Carpenter Technology Corp.	1,513	596,349
Curtiss-Wright Corp.	314	213,872
Ducommun, Inc.(a)	11,549	1,408,978
Firefly Aerospace, Inc.(a)(b)	10,229	291,220
General Dynamics Corp.(b)	14,132	4,850,385
General Electric Co.	30,089	8,538,356
Hanwha Aerospace Co. Ltd.	594	506,508
HEICO Corp.	396	108,583
HEICO Corp., Class A	7,201	1,520,059
Hindustan Aeronautics Ltd.	5,512	202,654
Howmet Aerospace, Inc.	10,841	2,498,417
Huntington Ingalls Industries, Inc.	656	249,214
Intuitive Machines, Inc., Class A(a)(b)	24,613	456,817
Kratos Defense & Security Solutions, Inc.(a)	51,449	3,627,669
Leonardo DRS, Inc.(b)	11,210	499,069
Leonardo SpA	4,551	309,556
Lockheed Martin Corp.	6,922	4,183,588
Mercury Systems, Inc.(a)	12,868	938,206
Moog, Inc., Class A	8,177	2,392,917
Northrop Grumman Corp.	3,358	2,290,962
Red Cat Holdings, Inc.(a)(b)	22,537	295,009
Redwire Corp.(a)(b)	25,840	219,640
Rheinmetall AG	517	872,068
Rocket Lab Corp.(a)	3,610	231,834
Rolls-Royce Holdings PLC	235,586	3,579,123
RTX Corp.	46,274	8,926,255
Saab AB, Class B	12,424	813,148
Safran SA	2,109	690,127
Singapore Technologies Engineering Ltd.	38,400	325,910
Thales SA	1,041	305,268
V2X, Inc.(a)	7,346	503,201
Voyager Technologies, Inc., Class A(a)(b)	8,445	197,529
VSE Corp.(b)	5,712	1,053,293
Woodward, Inc.	223	79,816
		62,684,623
Air Freight & Logistics — 0.3%
Deutsche Post AG, Class N	18,444	972,126
Expeditors International of Washington, Inc.	4,458	638,519
FedEx Corp.	7,940	2,828,069
Forward Air Corp.(a)	12,061	201,539
Hub Group, Inc., Class A(b)	20,961	755,435
Hyundai Glovis Co. Ltd.	838	119,022
JD Logistics, Inc.(a)(c)	540,700	954,496
Radiant Logistics, Inc.(a)	14,656	103,325
United Parcel Service, Inc., Class B	9,809	965,009
YTO Express Group Co. Ltd., Class A	41,300	121,650
ZTO Express Cayman, Inc.	18,350	451,647
		8,110,837
Security	Shares	Value
Automobile Components — 0.5%
Adient PLC(a)	31,679	$ 640,233
Apollo Tyres Ltd.	179,567	785,704
Bharat Forge Ltd.	9,433	169,080
BorgWarner, Inc.	37,111	2,013,643
Cie Generale des Etablissements Michelin SCA	1,986	68,038
Continental AG	8,508	593,919
Cooper-Standard Holdings, Inc.(a)	7,259	202,308
Dana, Inc.	32,041	1,078,180
Dauch Corp.(a)	106,613	632,215
Dorman Products, Inc.(a)	5,896	615,307
Fox Factory Holding Corp.(a)	17,796	292,922
Fuyao Glass Industry Group Co. Ltd., Class H(c)	39,200	294,880
Garrett Motion, Inc.(b)	46,012	836,038
Gentex Corp.	4,410	96,358
Gentherm, Inc.(a)	7,035	195,432
Goodyear Tire & Rubber Co.(a)	65,606	434,968
Hankook Tire & Technology Co. Ltd.	863	31,768
Huayu Automotive Systems Co. Ltd., Class A	188,400	529,236
Hyundai Mobis Co. Ltd.	3,854	994,410
LCI Industries(b)	1,235	151,880
Minth Group Ltd.	45,400	189,661
Mobileye Global, Inc., Class A(a)(b)	29,584	203,242
MRF Ltd.	200	272,830
Patrick Industries, Inc.(b)	4,179	464,162
Phinia, Inc.(b)	3,386	231,738
QuantumScape Corp., Class A(a)(b)	16,103	102,737
Samvardhana Motherson International Ltd.	191,663	215,113
Solid Power, Inc., Class A(a)	29,287	87,861
Standard Motor Products, Inc.	18,832	654,224
Stoneridge, Inc.(a)	27,046	130,632
Valeo SE	4,926	60,323
Visteon Corp.(b)	6,745	614,537
		13,883,579
Automobiles — 1.1%
BYD Co. Ltd., Class H	119,900	1,639,192
Eicher Motors Ltd.	4,233	296,388
Ford Motor Co.	12,766	147,320
Geely Automobile Holdings Ltd.	535,000	1,427,358
General Motors Co.	12,666	943,617
Great Wall Motor Co. Ltd., Class H	458,500	742,297
Hero MotoCorp Ltd.	7,482	404,434
Hyundai Motor Co.	2,554	786,786
Kia Corp.	10,314	1,018,311
Mahindra & Mahindra Ltd.	48,089	1,508,386
Maruti Suzuki India Ltd.	7,073	927,693
NIO, Inc., Class A(a)	28,150	171,050
Renault SA	1,810	62,054
Stellantis NV(b)	13,453	97,233
Tata Motors Passenger Vehicles Ltd.	151,849	481,043
Tesla, Inc.(a)	50,380	18,728,765
Toyota Motor Corp.	46,200	960,375
TVS Motor Co. Ltd.	19,628	705,386
Winnebago Industries, Inc.(b)	15,970	494,910
		31,542,598
Banks — 7.7%
1st Source Corp.	18,073	1,250,832
Abu Dhabi Commercial Bank PJSC	183,654	627,032
Abu Dhabi Islamic Bank PJSC	203,174	1,168,921
Agricultural Bank of China Ltd., Class H	609,000	435,620
Al Rajhi Bank	147,589	4,207,277
Amalgamated Financial Corp.	33,560	1,304,477

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Amerant Bancorp, Inc.(b)	11,699	$ 257,846
Ameris Bancorp(b)	19,391	1,512,304
ANZ Group Holdings Ltd.	14,482	364,153
Associated Banc-Corp.	60,647	1,568,331
Axis Bank Ltd.	121,913	1,509,919
Axos Financial, Inc.(a)	14,045	1,195,089
Banc of California, Inc.	24,533	431,290
Banca Monte dei Paschi di Siena SpA(b)	87,929	767,227
Banco Bilbao Vizcaya Argentaria SA	55,469	1,198,106
Banco BPM SpA	7,666	106,638
Banco de Sabadell SA	52,461	187,931
Banco Santander SA	75,266	843,786
Bancorp, Inc.(a)	5,661	304,166
Bank Central Asia Tbk PT	4,755,300	1,836,881
Bank Hapoalim BM	14,257	334,826
Bank Leumi Le-Israel BM	15,397	344,321
Bank Mandiri Persero Tbk. PT	4,076,600	1,144,311
Bank of America Corp.	263,559	12,848,501
Bank of China Ltd., Class H	3,601,000	2,299,367
Bank of Hawaii Corp.(b)	10,480	778,140
Bank of Ireland Group PLC	2,140	38,827
Bank of Marin Bancorp	17,900	458,777
Bank Polska Kasa Opieki SA	18,882	1,118,834
Bank Rakyat Indonesia Persero Tbk. PT	4,262,500	851,737
Bank7 Corp.	6,818	271,902
BankUnited, Inc.	18,672	843,228
Bankwell Financial Group, Inc.	5,171	250,897
Banque Saudi Fransi	116,012	618,865
Bar Harbor Bankshares	3,147	102,120
Barclays PLC	51,027	267,049
BAWAG Group AG(c)	1,113	169,207
BCB Bancorp, Inc.(b)	14,023	125,927
BDO Unibank, Inc.	83,050	156,247
BNK Financial Group, Inc.	19,012	230,573
BNP Paribas SA	30,473	2,902,969
BOC Hong Kong Holdings Ltd.	16,500	91,031
BOK Financial Corp.(b)	2,409	308,497
BPER Banca SpA	15,240	199,723
Bridgewater Bancshares, Inc.(a)(b)	6,146	108,784
Byline Bancorp, Inc.	41,797	1,319,531
CaixaBank SA	11,014	132,032
Camden National Corp.	14,197	673,648
Capital City Bank Group, Inc.	21,053	914,963
Capitec Bank Holdings Ltd.	7,954	1,954,251
Capitol Federal Financial, Inc.	48,011	342,318
Central Pacific Financial Corp.	10,751	343,602
Chemung Financial Corp.	4,092	220,231
China CITIC Bank Corp. Ltd., Class H	1,189,000	1,204,356
China Construction Bank Corp., Class H	3,936,000	4,247,785
China Merchants Bank Co. Ltd., Class A	472,046	2,705,543
China Merchants Bank Co. Ltd., Class H	79,500	505,161
China Minsheng Banking Corp. Ltd., Class H	242,000	113,811
ChoiceOne Financial Services, Inc.(b)	2,883	81,070
Chongqing Rural Commercial Bank Co. Ltd., Class A	378,300	387,217
Citigroup, Inc.	62,282	7,063,402
Citizens Financial Group, Inc.	1,365	81,859
City Holding Co.	1,225	146,412
City Union Bank Ltd.	30,694	78,747
Civista Bancshares, Inc.(b)	13,057	297,569
CNB Financial Corp.	13,625	394,580
Colony Bankcorp, Inc.	34,570	690,363
Commerzbank AG	7,822	285,341
Commonwealth Bank of Australia	19,453	2,278,078
Security	Shares	Value
Banks (continued)
Community Trust Bancorp, Inc.	19,554	$ 1,187,319
Community West Bancshares(b)	33,234	774,352
ConnectOne Bancorp, Inc.	40,070	1,072,674
Credicorp Ltd.	2,962	1,004,651
Credit Agricole SA	47,732	890,886
CTBC Financial Holding Co. Ltd.	24,000	39,003
Cullen/Frost Bankers, Inc.	12,331	1,690,333
Customers Bancorp, Inc.(a)	10,420	723,252
DBS Group Holdings Ltd.	26,300	1,170,353
Dime Community Bancshares, Inc.(b)	7,618	257,641
DNB Bank ASA	36,473	1,141,190
Eastern Bankshares, Inc.	30,677	600,042
Emirates NBD Bank PJSC	38,033	286,537
Enterprise Financial Services Corp.(b)	22,657	1,225,970
Equity Bancshares, Inc., Class A	7,452	330,943
Eurobank SA	111,148	445,040
Farmers National Banc Corp.	6,275	82,579
Federal Bank Ltd.	20,170	55,719
FinecoBank Banca Fineco SpA	3,848	85,613
First Abu Dhabi Bank PJSC	164,171	778,963
First Bancorp, Inc.	9,962	279,235
First BanCorp./Puerto Rico	19,200	410,112
First Bank	25,955	415,280
First Busey Corp.	40,431	1,021,691
First Business Financial Services, Inc.	13,473	726,599
First Community Bankshares, Inc.	2,010	83,455
First Financial Bankshares, Inc.	46,883	1,380,704
First Financial Corp.	20,317	1,284,034
First Hawaiian, Inc.	8,500	209,440
First Internet Bancorp	5,132	104,590
First Merchants Corp.	10,052	389,314
First Mid Bancshares, Inc.	30,025	1,236,730
First Northwest Bancorp	2,359	20,476
Flushing Financial Corp.	29,352	450,847
FNB Corp.	47,893	800,771
FS Bancorp, Inc.(b)	2,841	109,634
Fulton Financial Corp.	16,812	341,956
Glacier Bancorp, Inc.(b)	22,474	1,003,914
Greene County Bancorp, Inc.	9,172	205,545
Grupo Cibest SA	11,323	824,428
Grupo Financiero Banorte SAB de CV, Class O	268,349	2,976,199
Hana Financial Group, Inc.	13,103	955,167
Hancock Whitney Corp.	5,045	320,812
Hanmi Financial Corp.	1,507	39,725
HBT Financial, Inc.	12,717	339,798
HDFC Bank Ltd.	489,205	3,831,963
Heritage Commerce Corp.	89,622	1,118,483
Heritage Financial Corp.(b)	3,982	103,532
Home BancShares, Inc.	46,283	1,246,401
HomeTrust Bancshares, Inc.	16,387	698,906
Horizon Bancorp, Inc.	81,811	1,355,608
HSBC Holdings PLC	60,685	996,605
Huntington Bancshares, Inc.	73,145	1,144,719
ICICI Bank Ltd.	265,998	3,414,683
iM Financial Group Co. Ltd.	16,964	190,977
Independent Bank Corp.	42,313	1,409,023
Indian Bank	6,351	57,025
Industrial & Commercial Bank of China Ltd., Class H	2,435,000	2,146,325
Industrial Bank Co. Ltd., Class A	286,000	781,474
ING Groep NV	3,574	92,769
Intesa Sanpaolo SpA	430,032	2,600,784
Investar Holding Corp.(b)	24,199	659,907
Israel Discount Bank Ltd., Class A	9,107	91,960
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Itau Unibanco Holding SA, ADR	161,283	$ 1,351,552
Japan Post Bank Co. Ltd.	45,300	738,853
JPMorgan Chase & Co.	66,339	19,514,280
Karur Vysya Bank Ltd.	37,106	114,260
KB Financial Group, Inc.	21,035	2,065,015
KB Financial Group, Inc., ADR	2,947	293,904
Kearny Financial Corp.	96,402	727,835
KeyCorp	46,084	923,984
Kotak Mahindra Bank Ltd.	101,948	383,767
Kuwait Finance House KSCP	850,352	2,211,739
Live Oak Bancshares, Inc.	25,943	857,935
Lloyds Banking Group PLC	205,315	254,474
Mercantile Bank Corp.	12,607	636,653
Metropolitan Bank Holding Corp.	11,006	916,690
Midland States Bancorp, Inc.(b)	27,943	623,408
Mitsubishi UFJ Financial Group, Inc.	156,300	2,646,772
Mizuho Financial Group, Inc.	14,100	570,821
MVB Financial Corp.	4,153	103,119
National Australia Bank Ltd.	5,538	160,190
National Bank Holdings Corp., Class A(b)	8,578	335,914
National Bank of Greece SA	2,151	33,228
National Bank of Kuwait SAKP	218,300	647,258
NatWest Group PLC	189,131	1,401,072
Nicolet Bankshares, Inc.	9,540	1,417,835
Nordea Bank Abp	90,048	1,550,551
Northeast Bank	2,410	270,812
Northeast Community Bancorp, Inc.	9,472	225,434
Northfield Bancorp, Inc.	60,577	820,213
Northrim BanCorp, Inc.	24,109	551,614
NU Holdings Ltd., Class A(a)	212,538	3,054,171
Oak Valley Bancorp	2,558	82,956
OceanFirst Financial Corp.	62,924	1,135,149
OFG Bancorp	9,906	400,797
Old National Bancorp(b)	114,051	2,520,527
Old Second Bancorp, Inc.	10,143	204,483
OP Bancorp(b)	8,153	108,435
Orange County Bancorp, Inc.	39,942	1,277,345
Origin Bancorp, Inc.	25,427	1,054,203
Orrstown Financial Services, Inc.	6,368	229,757
OTP Bank Nyrt	13,739	1,473,204
Park National Corp.(b)	9,662	1,579,254
Peapack-Gladstone Financial Corp.	13,980	492,236
Peoples Bancorp, Inc.	28,018	920,952
Pinnacle Financial Partners, Inc.	8,529	734,688
Plumas Bancorp	1,872	91,391
Popular, Inc.	4,752	637,576
Powszechna Kasa Oszczednosci Bank Polski SA	85,660	2,026,201
Primis Financial Corp.	20,974	278,535
Provident Financial Services, Inc.	79,087	1,673,481
Qatar Islamic Bank QPSC	7,190	44,901
Qatar National Bank QPSC	347,400	1,624,772
QCR Holdings, Inc.	1,622	138,600
RBB Bancorp(b)	1,433	30,623
Regional SAB de CV	43,256	371,693
Republic First Bancorp, Inc.(a)	46,639	5
Resona Holdings, Inc.	46,300	528,179
Riverview Bancorp, Inc.(b)	53,162	292,391
Riyad Bank	67,300	533,110
Saudi Awwal Bank	27,082	270,676
Saudi National Bank	166,718	1,882,050
Sberbank of Russia PJSC(a)(d)	141,048	17
Seacoast Banking Corp. of Florida	4,546	137,698
Security	Shares	Value
Banks (continued)
ServisFirst Bancshares, Inc.(b)	9,479	$ 690,356
Shinhan Financial Group Co. Ltd.	18,870	1,124,678
Shore Bancshares, Inc.(b)	32,781	612,349
Sierra Bancorp	5,252	178,148
Simmons First National Corp., Class A	9,570	186,137
SmartFinancial, Inc.	12,064	471,461
Societe Generale SA	13,863	1,012,233
South Plains Financial, Inc.	4,943	207,112
Southern First Bancshares, Inc.(a)	5,964	325,038
Southern Missouri Bancorp, Inc.	9,664	617,916
Southside Bancshares, Inc.	6,208	193,007
Southstate Bank Corp.	1,121	103,715
Standard Bank Group Ltd.	32,666	591,572
Standard Chartered PLC	15,136	315,432
State Bank of India	155,462	1,621,338
Stellar Bancorp, Inc.	10,144	371,372
Stock Yards Bancorp, Inc.	1,479	98,043
Sumitomo Mitsui Financial Group, Inc.	72,500	2,383,822
Sumitomo Mitsui Trust Group, Inc.	44,800	1,427,177
Svenska Handelsbanken AB, A Shares(b)	117,336	1,546,925
Swedbank AB, Class A, A Shares	20,749	707,199
Texas Capital Bancshares, Inc.(a)(b)	7,593	720,424
TFS Financial Corp.(b)	169	2,374
Timberland Bancorp, Inc.	8,551	337,166
Tompkins Financial Corp.(b)	7,552	595,400
TriCo Bancshares	9,481	450,727
Truist Financial Corp.	17,301	795,327
Turkiye Garanti Bankasi AS, Class A(b)	172,930	495,674
Turkiye Is Bankasi A/S, Class C	323,730	96,004
U.S. Bancorp	12,182	633,586
UMB Financial Corp.(b)	21,123	2,382,463
UniCredit SpA	18,393	1,319,583
United Bankshares, Inc.	6,394	264,839
United Community Banks, Inc.	30,385	956,824
United Overseas Bank Ltd.	5,500	157,442
Unity Bancorp, Inc.	3,917	203,018
Univest Financial Corp.	27,864	954,621
Valley National Bancorp	50,226	616,775
Washington Trust Bancorp, Inc.	33,374	1,116,694
Webster Financial Corp.	555	38,528
Wells Fargo & Co.	99,451	7,917,294
WesBanco, Inc.	3,540	122,095
Western Alliance Bancorp	6,074	430,343
Western New England Bancorp, Inc.	9,494	122,757
Westpac Banking Corp.	13,543	374,264
Woori Financial Group, Inc.	28,063	615,193
WSFS Financial Corp.(b)	7,977	522,174
Yes Bank Ltd.(a)	877,992	161,250
Zions Bancorp N.A.	1,636	94,266
		231,580,389
Beverages — 0.6%
Asahi Group Holdings Ltd.	17,300	172,734
Brown-Forman Corp., Class A(b)	155	4,152
China Resources Beer Holdings Co. Ltd.	270,500	895,205
Coca-Cola Co.	97,715	7,431,226
Coca-Cola Icecek A/S, Class A	107,171	169,895
Constellation Brands, Inc., Class A	4,181	627,150
Diageo PLC	7,641	142,101
Keurig Dr. Pepper, Inc.	17,429	458,906
Molson Coors Beverage Co., Class B(b)	8,199	353,049
Monster Beverage Corp.(a)	21,534	1,560,354
National Beverage Corp.(a)	13,863	466,490

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages (continued)
Nongfu Spring Co. Ltd., Class H(c)	37,000	$ 223,740
Osotspa PCL, NVDR	360,400	164,369
PepsiCo, Inc.	22,562	3,503,653
Radico Khaitan Ltd.	7,141	199,824
Tsingtao Brewery Co. Ltd., Class H	232,000	1,441,239
Vita Coco Co., Inc.(a)	10,265	491,796
		18,305,883
Biotechnology — 3.6%
3SBio, Inc.(c)	134,000	395,026
4D Molecular Therapeutics, Inc.(a)	18,463	171,891
AbbVie, Inc.	37,181	8,086,496
ACADIA Pharmaceuticals, Inc.(a)	59,491	1,324,270
ADMA Biologics, Inc.(a)	60,354	543,790
Affimed NV(a)	1,134	—
Agios Pharmaceuticals, Inc.(a)	20,805	703,833
Akebia Therapeutics, Inc.(a)(b)	19,724	27,416
Alector, Inc.(a)(b)	35,996	77,391
Alkermes PLC(a)	62,980	2,226,973
Allogene Therapeutics, Inc.(a)(b)	65,327	159,398
Alnylam Pharmaceuticals, Inc.(a)	2,729	902,944
Alteogen, Inc.	225	51,034
Altimmune, Inc.(a)(b)	70,553	217,303
ALX Oncology Holdings, Inc.(a)	4,859	9,742
Amgen, Inc.	12,028	4,232,052
Amicus Therapeutics, Inc.(a)	64,546	933,335
AnaptysBio, Inc.(a)	5,573	309,079
Anika Therapeutics, Inc.(a)	8,681	125,875
Annexon, Inc.(a)	24,462	135,520
Apogee Therapeutics, Inc.(a)	7,842	660,061
Aprea Therapeutics, Inc.(a)	289	221
Aptinyx, Inc.(a)(d)	12,794	—
Arcturus Therapeutics Holdings, Inc.(a)	10,213	78,844
Arcus Biosciences, Inc.(a)	27,150	586,440
Arcutis Biotherapeutics, Inc.(a)	28,284	666,371
Ardelyx, Inc.(a)	111,204	666,112
Arrowhead Pharmaceuticals, Inc.(a)	35,531	2,227,794
Ascendis Pharma A/S, ADR(a)(b)	710	162,398
Atossa Therapeutics, Inc.(a)(b)	952	5,008
Atrium Therapeutics, Inc.(a)	2,610	34,896
aTyr Pharma, Inc.(a)(b)	22,627	17,649
Aurinia Pharmaceuticals, Inc.(a)	12,711	188,377
Beam Therapeutics, Inc.(a)(b)	25,122	598,657
BeOne Medicines Ltd., Class H(a)	37,400	838,972
BioCryst Pharmaceuticals, Inc.(a)	116,870	1,112,602
Biogen, Inc.(a)	7,329	1,343,626
Biohaven Ltd.(a)	46,577	394,041
BioMarin Pharmaceutical, Inc.(a)	17,072	964,397
BioNTech SE, ADR(a)(b)	1,381	122,743
Black Diamond Therapeutics, Inc.(a)	9,825	20,927
Bolt Biotherapeutics, Inc.(a)	89	360
Bridgebio Pharma, Inc.(a)	37,416	2,778,512
Capricor Therapeutics, Inc.(a)	11,310	343,824
CareDx, Inc.(a)	10,916	189,502
Caribou Biosciences, Inc.(a)	14,057	26,708
Caris Life Sciences, Inc.(a)(b)	30,719	549,256
Catalyst Pharmaceuticals, Inc.(a)	50,962	1,261,819
Celcuity, Inc.(a)	6,793	775,353
Celldex Therapeutics, Inc.(a)	24,293	770,574
Celltrion, Inc.	12,392	1,657,089
CG oncology, Inc.(a)	10,629	719,371
Cogent Biosciences, Inc.(a)	32,837	1,263,896
Security	Shares	Value
Biotechnology (continued)
Coherus Oncology, Inc.(a)(b)	57,013	$ 96,352
Corvus Pharmaceuticals, Inc.(a)	23,189	339,255
CRISPR Therapeutics AG(a)(b)	21,911	1,042,306
CSL Ltd.	3,430	336,891
Cytokinetics, Inc.(a)	34,265	2,258,406
Day One Biopharmaceuticals, Inc.(a)	27,123	581,517
Denali Therapeutics, Inc.(a)	46,622	895,142
Dianthus Therapeutics, Inc.(a)	6,466	542,627
Disc Medicine, Inc.(a)	1,489	95,207
Dyne Therapeutics, Inc.(a)	27,422	497,161
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	788
Editas Medicine, Inc.(a)(b)	33,447	82,614
Entrada Therapeutics, Inc.(a)	8,903	112,356
Erasca, Inc.(a)	46,264	748,552
Exagen, Inc.(a)	3,652	10,956
Exelixis, Inc.(a)	24,412	1,047,031
Exicure, Inc.(a)(b)	35	149
Fate Therapeutics, Inc.(a)(b)	58,263	69,916
Galera Therapeutics, Inc.(a)	7	—
Genmab A/S(a)	1,170	315,106
Geron Corp.(a)(b)	72,071	107,386
Gilead Sciences, Inc.	25,558	3,562,019
Gossamer Bio, Inc.(a)(b)	65,102	21,386
GRAIL, Inc.(a)(b)	8,504	439,487
Green Cross Corp.	1,682	160,896
Heron Therapeutics, Inc.(a)(b)	22,280	17,826
Hugel, Inc.(a)	1,536	247,544
Ideaya Biosciences, Inc.(a)	42,525	1,416,933
ImmunityBio, Inc.(a)(b)	65,037	498,834
Immunome, Inc.(a)(b)	16,499	360,833
Immunovant, Inc.(a)(b)	7,776	193,156
Incyte Corp.(a)	7,365	693,194
Inhibrx Biosciences, Inc.(a)	1,030	69,247
InnoCare Pharma Ltd., Class H(a)(c)	101,000	175,772
Innovent Biologics, Inc.(a)(c)	103,000	1,132,955
Insmed, Inc.(a)	3,234	528,824
Intellia Therapeutics, Inc.(a)(b)	45,288	580,592
Ionis Pharmaceuticals, Inc.(a)	4,942	371,095
Iovance Biotherapeutics, Inc.(a)(b)	102,842	360,975
Ironwood Pharmaceuticals, Inc., Class A(a)	34,723	121,878
Janux Therapeutics, Inc.(a)	35,261	490,128
Karyopharm Therapeutics, Inc.(a)(b)	1,476	8,221
Keros Therapeutics, Inc.(a)	18,163	200,520
Kineta, Inc.(a)(d)	347	—
Kiniksa Pharmaceuticals International PLC(a)(b)	7,841	377,544
Kodiak Sciences, Inc.(a)	12,329	469,982
Krystal Biotech, Inc.(a)	5,238	1,353,080
Kura Oncology, Inc.(a)	83,422	678,221
Kymera Therapeutics, Inc.(a)	14,810	1,233,525
Lyell Immunopharma, Inc.(a)(b)	558	11,194
Madrigal Pharmaceuticals, Inc.(a)	5,127	2,683,831
MannKind Corp.(a)(b)	139,608	342,040
Medytox, Inc.	2,751	186,034
MiMedx Group, Inc.(a)	68,656	271,191
Mineralys Therapeutics, Inc.(a)	12,888	349,136
Mirum Pharmaceuticals, Inc.(a)(b)	11,811	1,091,100
Moderna, Inc.(a)	7,448	378,358
Monte Rosa Therapeutics, Inc.(a)	15,990	263,036
Myriad Genetics, Inc.(a)	22,390	100,755
Natera, Inc.(a)	5,562	1,112,344
Neurocrine Biosciences, Inc.(a)	5,221	687,815
NextCure, Inc.(a)	689	7,248
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Novavax, Inc.(a)(b)	24,080	$ 196,011
Nurix Therapeutics, Inc.(a)	23,202	359,631
Nuvalent, Inc., Class A(a)	7,343	752,290
Nymox Pharmaceutical Corp.(a)	5,685	398
Olema Pharmaceuticals, Inc.(a)	13,765	205,236
ORIC Pharmaceuticals, Inc.(a)	24,470	310,035
Oruka Therapeutics, Inc.(a)	6,681	327,703
Passage Bio, Inc.(a)	504	3,956
PMV Pharmaceuticals, Inc.(a)	16,133	20,005
Praxis Precision Medicines, Inc.(a)	6,832	2,201,202
Precigen, Inc.(a)(b)	28,460	110,140
Precision BioSciences, Inc.(a)	387	2,129
Protagonist Therapeutics, Inc.(a)	12,205	1,286,407
Prothena Corp. PLC(a)	29,427	286,030
PTC Therapeutics, Inc.(a)	21,581	1,470,314
Puma Biotechnology, Inc.(a)(b)	9,226	58,954
Recursion Pharmaceuticals, Inc., Class A(a)(b)	177,164	543,894
Regeneron Pharmaceuticals, Inc.	3,345	2,584,481
REGENXBIO, Inc.(a)(b)	63,809	534,719
Relay Therapeutics, Inc.(a)	55,911	556,314
Remegen Co. Ltd., Class H(a)(c)	2,500	31,157
Replimune Group, Inc.(a)	16,236	124,205
Revolution Medicines, Inc.(a)	3,336	324,426
Rezolute, Inc.(a)	19,623	59,850
Rhythm Pharmaceuticals, Inc.(a)	13,811	1,201,143
Rigel Pharmaceuticals, Inc.(a)	6,631	179,302
Roivant Sciences Ltd.(a)	3,297	91,327
Sana Biotechnology, Inc.(a)(b)	49,809	143,450
Sarepta Therapeutics, Inc.(a)	13,122	285,535
Scholar Rock Holding Corp.(a)	20,657	1,015,498
Shattuck Labs, Inc.(a)	2,634	16,937
Soleno Therapeutics, Inc.(a)(b)	11,684	391,180
Solid Biosciences, Inc.(a)	22,095	159,084
Spyre Therapeutics, Inc.(a)	14,530	732,893
SQZ Biotechnologies Co.(a)	1,471	35
Stoke Therapeutics, Inc.(a)(b)	6,107	198,844
Syndax Pharmaceuticals, Inc.(a)(b)	41,580	971,309
Syros Pharmaceuticals, Inc.(a)	870	—
Tango Therapeutics, Inc.(a)(b)	19,352	404,844
Taysha Gene Therapies, Inc.(a)(b)	48,948	218,798
TG Therapeutics, Inc.(a)	57,233	1,901,280
Travere Therapeutics, Inc.(a)	23,289	691,916
TuHURA Biosciences, Inc.(a)	89	159
Twist Bioscience Corp.(a)	18,187	864,246
Ultragenyx Pharmaceutical, Inc.(a)	41,801	875,731
United Therapeutics Corp.(a)	2,731	1,619,428
UroGen Pharma Ltd.(a)	17,034	306,271
Vanda Pharmaceuticals, Inc.(a)	63,292	437,348
Vaxcyte, Inc.(a)	32,122	1,866,609
Vera Therapeutics, Inc., Class A(a)	13,541	544,754
Veracyte, Inc.(a)	30,559	984,305
Verastem, Inc.(a)	36,297	192,374
Vericel Corp.(a)	12,231	393,471
Vertex Pharmaceuticals, Inc.(a)	4,755	2,123,298
Viking Therapeutics, Inc.(a)(b)	17,210	560,013
Vincerx Pharma, Inc.(a)	83	1
Vir Biotechnology, Inc.(a)	37,572	336,645
Viridian Therapeutics, Inc.(a)	19,836	387,992
Voyager Therapeutics, Inc.(a)	88,328	340,946
Xencor, Inc.(a)(b)	44,446	536,019
Xenon Pharmaceuticals, Inc.(a)	17,649	1,026,289
Security	Shares	Value
Biotechnology (continued)
Zenas Biopharma, Inc.(a)	3,745	$ 73,215
Zentalis Pharmaceuticals, Inc.(a)	7,312	17,110
Zymeworks, Inc.(a)	27,484	688,199
		109,215,520
Broadline Retail — 2.3%
Alibaba Group Holding Ltd.	681,460	10,681,534
Amazon.com, Inc.(a)	216,974	45,189,175
Coupang, Inc., Class A(a)	41,103	776,025
eBay, Inc.(b)	1,524	138,714
Etsy, Inc.(a)(b)	3,984	199,120
Global-e Online Ltd.(a)	3,053	94,185
Groupon, Inc.(a)(b)	13,017	154,902
JD.com, Inc., Class A	118,686	1,749,491
Kohl’s Corp.(b)	43,383	559,641
Macy’s, Inc.(b)	25,011	452,449
MercadoLibre, Inc.(a)	756	1,307,139
Naspers Ltd., Class N, N Shares	17,772	919,292
Next PLC	769	129,922
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,691	155,640
PDD Holdings, Inc., ADR(a)	20,207	2,064,751
Pepco Group NV	11,665	84,523
Prosus NV	20,154	933,040
Savers Value Village, Inc.(a)	7,056	52,497
Sea Ltd., Class A, ADR(a)	7,498	620,909
Vipshop Holdings Ltd., ADR	60,466	950,526
Wesfarmers Ltd.	13,590	693,851
		67,907,326
Building Products — 0.5%
Advanced Drainage Systems, Inc.(b)	1,529	209,672
American Woodmark Corp.(a)	6,063	241,489
Apogee Enterprises, Inc.	6,948	233,036
AZZ, Inc.(b)	8,656	1,083,125
Carrier Global Corp.(b)	10,591	596,379
Cie de Saint-Gobain SA	422	34,939
CSW Industrials, Inc.(b)	1,944	506,568
Gibraltar Industries, Inc.(a)	12,350	492,395
Hayward Holdings, Inc.(a)	231	3,091
Insteel Industries, Inc.	4,052	136,188
Johnson Controls International PLC	811	106,200
Kingspan Group PLC	276	23,601
Modine Manufacturing Co.(a)	13,940	3,020,937
Owens Corning	11,712	1,267,473
Quanex Building Products Corp.	13,878	249,388
Resideo Technologies, Inc.(a)	32,779	1,104,980
Tecnoglass, Inc.(b)	1,782	79,388
Trane Technologies PLC	3,957	1,649,040
UFP Industries, Inc.	19,182	1,767,046
Zurn Elkay Water Solutions Corp.(b)	42,366	1,899,691
		14,704,626
Capital Markets — 2.2%
3i Group PLC	23,405	762,793
Acadian Asset Management, Inc.	18,686	1,016,892
Ameriprise Financial, Inc.	5,185	2,304,214
Amundi SA(c)	2,681	230,399
Ares Management Corp., Class A(b)	1,709	186,452
Artisan Partners Asset Management, Inc., Class A	10,005	364,082
B3 SA - Brasil Bolsa Balcao	306,780	1,089,752
Banco BTG Pactual SA	58,666	637,530
BGC Group, Inc., Class A	98,231	960,699
Blackstone, Inc., Class A	15,086	1,734,739

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Blue Owl Capital, Inc., Class A(b)	5,885	$ 53,730
Brookfield Asset Management Ltd., Class A	3,238	143,929
Carlyle Group, Inc.	1,583	76,601
Cboe Global Markets, Inc.	1,473	414,016
Charles Schwab Corp.	52,599	4,943,254
CME Group, Inc., Class A	7,719	2,279,807
Cohen & Steers, Inc.	11,270	704,938
Daiwa Securities Group, Inc.	47,900	453,871
Deutsche Bank AG, Class N, Registered Shares	67,811	2,018,060
DigitalBridge Group, Inc., Class A	46,217	712,666
Euronext NV	2,403	385,878
Evercore, Inc., Class A	2,328	694,931
Franklin Resources, Inc.(b)	19,654	464,227
GCM Grosvenor, Inc., Class A(b)	41,771	409,356
Goldman Sachs Group, Inc.	9,268	7,840,635
Hamilton Lane, Inc., Class A(b)	2,139	212,617
HDFC Asset Management Co. Ltd.(c)	19,964	466,513
Hithink RoyalFlush Information Network Co. Ltd., Class A	10,600	464,806
Hong Kong Exchanges & Clearing Ltd.	3,600	181,613
Houlihan Lokey, Inc., Class A	3,290	472,510
Interactive Brokers Group, Inc., Class A	5,793	388,537
Intercontinental Exchange, Inc.	7,585	1,192,969
Invesco Ltd.	16,885	410,137
Janus Henderson Group PLC(b)	2,524	129,658
Jefferies Financial Group, Inc.	39,690	1,638,006
Julius Baer Group Ltd., Class N	2,696	198,302
KKR & Co., Inc., Class A	7,591	702,167
Korea Investment Holdings Co. Ltd.	715	99,752
London Stock Exchange Group PLC	2,889	341,155
Macquarie Group Ltd.	9,578	1,360,620
Marex Group PLC	36,576	1,630,558
Miami International Holdings, Inc.(a)	11,062	430,533
Moelis & Co., Class A(b)	2,854	162,678
Morgan Stanley(b)	43,708	7,193,026
Multi Commodity Exchange of India Ltd.	12,310	314,563
Nasdaq, Inc.	4,791	406,708
Nippon Life India Asset Management Ltd.(c)	15,669	132,432
Nomura Holdings, Inc.	181,900	1,432,287
Patria Investments Ltd., Class A(b)	21,774	274,352
Piper Sandler Cos.	22,576	1,728,193
PJT Partners, Inc., Class A(b)	7,855	1,097,501
S&P Global, Inc.	3,245	1,380,228
Samsung Securities Co. Ltd.	17,547	1,109,177
Schroders PLC	9,566	73,654
Silvercrest Asset Management Group, Inc., Class A	17,170	230,765
St. James’s Place PLC	3,747	59,123
StepStone Group, Inc., Class A	41,431	1,977,087
Stifel Financial Corp.	639	47,235
StoneX Group, Inc.(a)	24,486	1,974,796
Swissquote Group Holding SA, Registered Shares	189	93,884
TPG, Inc., Class A	9,154	370,829
UBS Group AG, Registered Shares	50,062	1,952,087
Victory Capital Holdings, Inc., Class A(b)	3,241	212,221
Virtu Financial, Inc., Class A	18,475	812,530
Webull Corp.(a)	66,125	317,400
XP, Inc., Class A	16,500	314,160
		64,870,820
Chemicals — 1.3%
AdvanSix, Inc.	14,649	357,436
Air Liquide SA	1,586	327,824
Air Products and Chemicals, Inc.	2,119	615,548
Security	Shares	Value
Chemicals (continued)
Albemarle Corp.	11,702	$ 2,100,860
Alto Ingredients, Inc.(a)	10,259	49,654
Arkema SA	605	41,538
ASP Isotopes, Inc.(a)(b)	9,269	40,969
Aspen Aerogels, Inc.(a)	7,427	25,400
Avient Corp.	2,781	100,950
Balchem Corp.	8,546	1,448,376
BASF SE	5,051	311,093
Cabot Corp.(b)	6,335	477,089
Celanese Corp., Class A	1,203	79,121
CF Industries Holdings, Inc.	1,301	168,922
Chemours Co.(b)	19,358	426,457
Corteva, Inc.	57,745	4,833,834
Croda International PLC	1,292	48,518
Dow, Inc.	31,129	1,296,523
DuPont de Nemours, Inc.	8,515	389,987
Ecolab, Inc.	9,575	2,547,141
Ecovyst, Inc.(a)	7,058	90,766
FMC Corp.(b)	18,310	315,298
Formosa Chemicals & Fibre Corp.	227,000	324,084
Ganfeng Lithium Group Co. Ltd., Class A	14,100	163,151
Guangzhou Tinci Materials Technology Co. Ltd., Class A	58,600	394,648
Hawkins, Inc.	2,153	330,701
Huntsman Corp.	59,408	790,720
Ingevity Corp.(a)	3,760	267,825
Innospec, Inc.	9,188	670,908
Intrepid Potash, Inc.(a)	2,657	113,640
Johnson Matthey PLC	871	22,005
Kumho Petrochemical Co. Ltd.	853	68,086
LG Chem Ltd.	101	20,644
Linde PLC	13,178	6,533,125
LyondellBasell Industries NV, Class A	9,231	743,649
Mativ Holdings, Inc.	51,792	450,590
Minerals Technologies, Inc.	11,153	790,971
Mosaic Co.(b)	11,239	286,594
Nan Ya Plastics Corp.	130,000	310,788
Navin Fluorine International Ltd.	6,793	444,410
NewMarket Corp.	270	173,057
Olin Corp.	13,242	393,685
Orion SA	8,799	57,194
Perimeter Solutions, Inc.(a)	28,111	686,471
PhosAgro PJSC, GDR(a)(d)	62	1
PureCycle Technologies, Inc.(a)(b)	30,321	157,366
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	85,300	466,063
Quaker Chemical Corp.(b)	701	87,085
Saudi Aramco Base Oil Co.	23,312	661,761
Saudi Basic Industries Corp.	125,708	2,008,648
Sensient Technologies Corp.	7,967	688,667
Sherwin-Williams Co.	4,288	1,374,518
Sika AG, Registered Shares	1,246	206,236
Solstice Advanced Materials, Inc.	10,187	775,842
Stepan Co.	8,297	414,684
Tronox Holdings PLC(b)	77,988	761,943
UPL Ltd.	43,169	261,861
Zangge Mining Co. Ltd., Class A	16,800	196,586
		38,191,511
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(b)	23,008	886,268
ACV Auctions, Inc., Class A(a)	47,476	201,298
BrightView Holdings, Inc.(a)	15,480	182,509
Brink’s Co.	12,493	1,294,650
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A(a)(b)	10,409	$ 825,850
Cimpress PLC(a)	5,279	385,367
Copart, Inc.(a)	18,747	622,400
CoreCivic, Inc.(a)	43,016	813,433
Deluxe Corp.(b)	10,803	297,515
GEO Group, Inc.(a)(b)	44,736	752,012
Healthcare Services Group, Inc.(a)	42,533	788,987
HNI Corp.(b)	6,754	225,516
Indian Railway Catering & Tourism Corp. Ltd.	15,686	82,610
Interface, Inc., Class A	14,963	372,878
Liquidity Services, Inc.(a)	9,854	301,237
MillerKnoll, Inc.(b)	29,224	422,579
Montrose Environmental Group, Inc.(a)	15,366	336,362
OPENLANE, Inc.(a)	15,598	454,682
RB Global, Inc.	1,428	136,874
Republic Services, Inc., Class A	11,070	2,424,551
Tetra Tech, Inc.	14,487	436,349
UniFirst Corp.	768	193,221
Veralto Corp.	25,441	2,249,493
Waste Connections, Inc.	10,364	1,683,528
Waste Management, Inc.	10,970	2,520,796
		18,890,965
Communications Equipment — 1.0%
Accton Technology Corp.	30,000	1,480,114
ADTRAN Holdings, Inc.(a)(b)	43,390	545,846
Applied Optoelectronics, Inc.(a)	18,968	1,604,503
Arcadyan Technology Corp.	11,000	53,338
Arista Networks, Inc.(a)	27,120	3,329,794
Calix, Inc.(a)	26,553	1,300,831
Ciena Corp.(a)	1,932	750,060
Cisco Systems, Inc.(b)	78,445	6,086,548
Extreme Networks, Inc.(a)	40,391	609,096
Harmonic, Inc.(a)	58,264	523,211
Lumentum Holdings, Inc.(a)(b)	3,468	2,437,172
Motorola Solutions, Inc.	12,541	5,442,418
NETGEAR, Inc.(a)	12,886	281,430
NetScout Systems, Inc.(a)	23,321	741,375
Viasat, Inc.(a)	31,768	1,454,974
Viavi Solutions, Inc.(a)	56,619	1,884,280
Vistance Networks, Inc.(a)	58,578	1,066,120
Zhongji Innolight Co. Ltd., Class A	6,700	575,695
		30,166,805
Construction & Engineering — 1.3%
AECOM	14,748	1,250,925
Al Babtain Power & Telecommunication Co.	7,726	136,822
Ameresco, Inc., Class A(a)	5,576	142,188
API Group Corp.(a)	20,683	838,075
Arcosa, Inc.(b)	5,242	556,386
Argan, Inc.(b)	3,797	2,068,036
Bouygues SA	1,014	58,768
Centuri Holdings, Inc.(a)	27,531	804,180
Comfort Systems USA, Inc.	3,243	4,472,065
Construction Partners, Inc., Class A(a)	11,561	1,284,658
Dycom Industries, Inc.(a)	9,404	3,186,263
Eiffage SA	2,211	339,096
EMCOR Group, Inc.	305	225,185
Everus Construction Group, Inc.(a)	2,493	294,324
Ferrovial SE	793	51,590
Fluor Corp.(a)	64,108	2,990,638
Granite Construction, Inc.(b)	7,079	848,631
Security	Shares	Value
Construction & Engineering (continued)
HDC Hyundai Development Co-Engineering & Construction, Class E	12,050	$ 165,429
IES Holdings, Inc.(a)	2,271	1,082,063
Larsen & Toubro Ltd.	48,308	1,795,981
Larsen & Toubro Ltd., GDR	3,210	120,191
Legence Corp., Class A(a)	2,533	143,013
MasTec, Inc.(a)	11,074	3,562,949
Matrix Service Co.(a)	8,589	98,602
MYR Group, Inc.(a)	3,900	1,101,048
Obayashi Corp.	16,600	402,060
Primoris Services Corp.(b)	11,480	1,642,099
Quanta Services, Inc.	1,626	892,707
Samsung E&A Co. Ltd.	26,844	659,383
Shimizu Corp.	17,600	315,763
Skanska AB, B Shares	14,195	383,962
Stantec, Inc.	1,059	91,550
Sterling Infrastructure, Inc.(a)	7,652	3,116,430
Sunway Construction Group Bhd.	480,400	759,319
Tutor Perini Corp.	17,663	1,363,407
United Integrated Services Co. Ltd.	14,000	371,881
Vinci SA	6,125	919,358
		38,535,025
Construction Materials — 0.2%
CRH PLC(b)	15,035	1,580,479
Heidelberg Materials AG	1,677	353,908
Holcim AG	6,003	496,220
James Hardie Industries PLC(a)	1,601	30,323
Knife River Corp.(a)	11,993	979,228
Titan SA	4,040	211,815
U.S. Lime & Minerals, Inc.	4,846	632,936
Vulcan Materials Co.	5,170	1,407,791
		5,692,700
Consumer Finance — 0.8%
Ally Financial, Inc.	75,908	2,977,871
American Express Co.	13,280	4,016,934
Bajaj Finance Ltd.	45,492	389,260
Capital One Financial Corp.	8,150	1,486,804
Credit Saison Co. Ltd.	4,700	122,856
Dave, Inc., Class A(a)(b)	2,855	497,027
Encore Capital Group, Inc.(a)	15,369	1,077,674
Enova International, Inc.(a)	12,988	1,764,160
EZCORP, Inc., Class A(a)	29,189	740,817
FirstCash Holdings, Inc.(b)	8,459	1,590,292
Gentera SAB de CV	314,094	887,973
Green Dot Corp., Class A(a)	13,631	152,940
Isracard Ltd.	1	4
L&T Finance Ltd.	180,295	461,209
LendingClub Corp.(a)	43,821	627,517
LendingTree, Inc.(a)	6,545	280,650
Mahindra and Mahindra Financial Services Ltd.	6,998	21,286
Muthoot Finance Ltd.	3,220	108,133
Navient Corp.	52,607	430,325
Nelnet, Inc., Class A(b)	2,352	303,314
OneMain Holdings, Inc.	40,293	2,155,273
Oportun Financial Corp.(a)	7,055	32,524
PRA Group, Inc.(a)	35,050	613,375
PROG Holdings, Inc.	3,296	94,562
Regional Management Corp.	16,802	541,865
Shriram Finance Ltd.	50,132	466,419
SoFi Technologies, Inc.(a)	8,368	132,884

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Upstart Holdings, Inc.(a)(b)	31,141	$ 798,767
World Acceptance Corp.(a)	886	119,645
		22,892,360
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	13,443	964,939
BJ’s Wholesale Club Holdings, Inc.(a)	7,128	701,538
Carrefour SA	3,681	68,157
Casey’s General Stores, Inc.	554	403,234
Chefs’ Warehouse, Inc.(a)	15,758	936,813
Clicks Group Ltd.	27,718	474,152
Coles Group Ltd.	21,135	320,507
Costco Wholesale Corp.	12,327	12,282,993
Dollar General Corp.	10,679	1,267,918
Grocery Outlet Holding Corp.(a)	32,124	226,474
Guoquan Food Shanghai Co. Ltd., Class H	76,400	41,462
J Sainsbury PLC	90,888	407,815
JD Health International, Inc.(a)(c)	21,300	130,013
Koninklijke Ahold Delhaize NV	14,050	654,297
Kroger Co.	2,310	167,152
Loblaw Cos. Ltd.	12,800	583,550
Maplebear, Inc.(a)(b)	3,392	127,064
Marks & Spencer Group PLC	28,784	129,693
Migros Ticaret A/S, Class A	44,106	599,655
Natural Grocers by Vitamin Cottage, Inc.(b)	2,464	63,694
Performance Food Group Co.(a)	2,984	255,609
PriceSmart, Inc.(b)	10,261	1,544,280
Raia Drogasil SA	311,431	1,414,707
Seven & i Holdings Co. Ltd.	19,800	266,303
Sprouts Farmers Market, Inc.(a)	8,428	650,052
Sysco Corp.	8,844	630,843
Target Corp.	12,350	1,496,820
Tesco PLC	164,449	1,033,567
United Natural Foods, Inc.(a)	26,227	1,181,789
Wal-Mart de Mexico SAB de CV	217,678	706,849
Walmart, Inc.	89,925	11,175,879
Weis Markets, Inc.(b)	1,469	100,465
Zabka Group SA(a)	66,319	396,897
		41,405,180
Containers & Packaging — 0.1%
CCL Industries, Inc., Class B	1,860	116,539
Crown Holdings, Inc.	10,531	1,055,733
Graphic Packaging Holding Co.(b)	39,846	396,069
International Paper Co.	14,031	500,907
O-I Glass, Inc.(a)	18,744	196,999
Smurfit WestRock PLC	13,688	545,467
TriMas Corp.	6,529	234,652
		3,046,366
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)	7,805	354,191
Gold.com, Inc.(b)	8,239	330,219
LKQ Corp.(b)	6,695	196,632
Zhejiang China Commodities City Group Co. Ltd., Class A	126,400	239,853
		1,120,895
Diversified Consumer Services — 0.4%
ADT, Inc.	444	2,917
Adtalem Global Education, Inc.(a)	10,773	1,241,588
American Public Education, Inc.(a)	4,486	255,164
Bright Horizons Family Solutions, Inc.(a)	2,634	216,330
Carriage Services, Inc.	3,050	139,263
Security	Shares	Value
Diversified Consumer Services (continued)
China East Education Holdings Ltd.(c)	227,500	$ 148,974
Cogna Educacao SA	336,215	205,110
Coursera, Inc.(a)(b)	70,149	408,267
Duolingo, Inc., Class A(a)	3,103	305,863
Frontdoor, Inc.(a)	20,037	1,059,156
Graham Holdings Co., Class B	88	93,039
Grand Canyon Education, Inc.(a)	911	154,897
Laureate Education, Inc., Class A(a)	47,566	1,657,200
Liberty Live Holdings, Inc., Class A(a)	3	275
Liberty Live Holdings, Inc., Class C(a)	202	19,010
Lincoln Educational Services Corp.(a)	7,443	302,781
New Oriental Education & Technology Group, Inc.	97,300	551,133
New Oriental Education & Technology Group, Inc., ADR(b)	3,668	207,719
OneSpaWorld Holdings Ltd.(b)	20,381	467,744
Perdoceo Education Corp.	15,938	593,053
Service Corp. International	4,128	340,601
Strategic Education, Inc.	10,937	907,334
Stride, Inc.(a)	9,541	841,230
TAL Education Group, ADR(a)	58,998	670,807
Udemy, Inc.(a)	31,166	143,987
Universal Technical Institute, Inc.(a)	11,540	416,594
YDUQS Participacoes SA	96,574	225,781
		11,575,817
Diversified REITs — 0.1%
Alpine Income Property Trust, Inc.	16,833	302,994
American Assets Trust, Inc.	27,594	508,006
Armada Hoffler Properties, Inc.(b)	20,251	111,381
British Land Co. PLC	6,441	30,468
Essential Properties Realty Trust, Inc.(b)	65,615	1,992,071
Gladstone Commercial Corp.	23,565	269,348
Land Securities Group PLC	3,870	28,546
		3,242,814
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	178,342	5,170,135
ATN International, Inc.	7,765	211,363
Bandwidth, Inc., Class A(a)	21,538	383,807
Chunghwa Telecom Co. Ltd.	160,000	667,010
Cogent Communications Holdings, Inc.(b)	12,646	238,251
Comcast Corp., Class A	106,227	3,049,777
Deutsche Telekom AG, Registered Shares	51,999	1,940,772
GCI Liberty, Inc., Class A(a)	11	405
GCI Liberty, Inc., Class C(a)	5	186
Globalstar, Inc.(a)	13,842	919,386
IDT Corp., Class B	10,194	500,525
Iridium Communications, Inc.	8,007	222,114
KT Corp.	3	120
LG Uplus Corp.	17,589	182,919
Lumen Technologies, Inc.(a)	268,189	1,863,914
NTT, Inc.	562,400	562,662
Ooredoo QPSC	440,525	1,501,610
Orange SA	17,280	354,293
Singapore Telecommunications Ltd.	444,100	1,706,350
Sunrise Communications AG, Class A	2,106	125,519
Telefonica Brasil SA	120,677	960,552
Turk Telekomunikasyon A/S(a)	731,005	958,329
Uniti Group, Inc.(a)	26,616	249,658
Verizon Communications, Inc.	30,070	1,509,514
		23,279,171
Electric Utilities — 0.9%
Acciona SA	175	46,018
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	2,721	$ 759,839
CPFL Energia SA	26,577	250,180
Duke Energy Corp.	20,403	2,671,569
Edison International	24,003	1,756,540
EDP SA	138,862	734,816
Eversource Energy	10,042	695,710
Exelon Corp.	24,670	1,209,323
FirstEnergy Corp.	16,756	848,859
Genie Energy Ltd., Class B	24,709	349,385
Hawaiian Electric Industries, Inc.(a)	18,182	269,821
Iberdrola SA	48,220	1,103,956
Kansai Electric Power Co., Inc.	29,700	493,794
Korea Electric Power Corp.	11,280	320,694
MGE Energy, Inc.	2,317	179,081
NextEra Energy, Inc.	25,557	2,373,734
NRG Energy, Inc.	4,861	710,387
OGE Energy Corp.	7,252	347,806
Oklo, Inc., Class A(a)(b)	25,984	1,288,547
Otter Tail Corp.(b)	2,002	175,716
PG&E Corp.(b)	104,236	1,831,426
Pinnacle West Capital Corp.(b)	6,051	609,638
Portland General Electric Co.(b)	67,601	3,567,305
Power Grid Corp. of India Ltd.	260,355	819,673
PPL Corp.	11,787	450,263
Saudi Electricity Co.	202,988	923,313
Southern Co.	3,721	359,151
SSE PLC	6,051	209,175
Tenaga Nasional Bhd.	410,600	1,414,231
Terna - Rete Elettrica Nazionale	4,347	49,718
Tokyo Electric Power Co. Holdings, Inc.(a)	28,800	118,673
TXNM Energy, Inc.	24,429	1,428,119
		28,366,460
Electrical Equipment — 2.2%
ABB Ltd., Class N, Registered Shares	46,905	3,813,748
Acuity, Inc.	525	147,115
Allient, Inc.	6,661	393,598
American Superconductor Corp.(a)	13,285	449,697
AMETEK, Inc.	3,963	849,509
Amprius Technologies, Inc.(a)	22,361	377,006
Array Technologies, Inc.(a)	33,588	242,841
Atkore, Inc.	10,308	607,244
Bizlink Holding, Inc.	7,158	411,023
Bloom Energy Corp., Class A(a)	62,822	8,511,753
Contemporary Amperex Technology Co. Ltd., Class A	48,724	2,891,408
Contemporary Amperex Technology Co. Ltd., Class H(b)	11,200	892,731
Doosan Enerbility Co. Ltd.(a)	15,458	971,349
Eaton Corp. PLC	14,368	5,139,003
Ecopro Co. Ltd.	1,367	131,976
Emerson Electric Co.	6,901	904,169
EnerSys	14,201	2,466,998
Enovix Corp.(a)(b)	37,044	191,888
Eos Energy Enterprises, Inc., Class A(a)	78,483	389,276
Fluence Energy, Inc., Class A(a)	19,500	268,320
Forgent Power Solutions, Inc.(a)(b)	50,837	1,487,999
Fujikura Ltd.	15,000	412,530
Furukawa Electric Co. Ltd.	700	134,386
GE Vernova T&D India Ltd.	17,868	691,359
GE Vernova, Inc.	8,638	7,540,110
HD Hyundai Electric Co. Ltd.	1,518	860,232
Hitachi Energy India Ltd.	190	49,136
Hyosung Heavy Industries Corp.	261	440,717
Security	Shares	Value
Electrical Equipment (continued)
KEI Industries Ltd.	1,345	$ 57,674
Legrand SA	696	108,127
LG Energy Solution Ltd.(a)	970	265,364
LS Corp.	1,592	284,527
LS Electric Co. Ltd.	739	369,379
Mitsubishi Electric Corp.	9,200	300,905
NANO Nuclear Energy, Inc.(a)(b)	6,313	129,290
Nextpower, Inc., Class A(a)	39,718	4,788,005
NIDEC Corp.(a)	6,900	87,618
NuScale Power Corp.(a)	40,018	433,795
nVent Electric PLC	3,950	467,206
Plug Power, Inc.(a)(b)	247,406	559,138
Polycab India Ltd.	5,752	420,890
Powell Industries, Inc.(b)	1,958	1,059,435
Rockwell Automation, Inc.	6,737	2,417,775
Schneider Electric SE	2,415	657,802
Shoals Technologies Group, Inc., Class A(a)	49,176	323,578
Siemens Energy AG(a)	19,768	3,408,981
Siemens Energy India Ltd.	7,311	199,001
Sungrow Power Supply Co. Ltd., Class A	16,200	361,399
Sunrun, Inc.(a)	59,884	812,027
T1 Energy, Inc.(a)	24,553	107,788
Thermon Group Holdings, Inc.(a)	5,403	272,311
Vertiv Holdings Co., Class A	13,598	3,407,387
Vestas Wind Systems A/S	21,623	652,386
Vicor Corp.(a)	6,743	1,085,623
Voltronic Power Technology Corp.	26,000	602,586
		65,307,118
Electronic Equipment, Instruments & Components — 2.5%
AAC Technologies Holdings, Inc.	72,500	310,972
Advanced Energy Industries, Inc.	14,244	4,596,681
Aeva Technologies, Inc.(a)(b)	6,241	82,132
Amphenol Corp., Class A	37,677	4,760,489
Arlo Technologies, Inc.(a)	30,229	430,159
Arrow Electronics, Inc.(a)	1,643	235,623
Avnet, Inc.	10,464	644,792
Badger Meter, Inc.(b)	7,757	1,181,779
Belden, Inc.	6,491	745,361
Benchmark Electronics, Inc.	7,855	440,351
BOE Technology Group Co. Ltd., Class A	448,800	256,887
Celestica, Inc.(a)	508	143,303
Chroma ATE, Inc.	34,000	1,631,470
Cognex Corp.	10,822	530,170
Coherent Corp.(a)	6,084	1,449,270
Corning, Inc.	4,443	604,115
Crane NXT Co.	6,795	275,809
CTS Corp.	9,889	472,299
Delta Electronics Thailand PCL, NVDR	177,500	1,441,655
Delta Electronics, Inc.	96,000	4,328,673
Elite Material Co. Ltd.	8,000	682,771
ePlus, Inc.(b)	2,712	204,078
Evolv Technologies Holdings, Inc., Class A(a)	27,391	165,716
Fabrinet(a)	9,981	5,205,291
Flex Ltd.(a)	29,440	1,927,142
Genius Electronic Optical Co. Ltd.	34,000	475,702
Gold Circuit Electronics Ltd.	2,000	56,396
Halma PLC	13,166	671,871
Hexagon AB, Class B, B shares	38,278	372,526
Hon Hai Precision Industry Co. Ltd.	593,000	3,624,869
Insight Enterprises, Inc.(a)	10,935	732,754
IPG Photonics Corp.(a)	5,162	591,514
IsuPetasys Co. Ltd.	1,946	134,851

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.(a)	7,709	$ 690,958
Jabil, Inc.	4,911	1,304,509
Keysight Technologies, Inc.(a)	4,777	1,348,881
Kimball Electronics, Inc.(a)	20,995	497,371
Knowles Corp.(a)	21,535	553,019
Kyocera Corp.	24,300	372,605
LG Display Co. Ltd.(a)	17,434	128,013
LG Innotek Co. Ltd.	2,390	482,086
Littelfuse, Inc.(b)	269	91,285
Luxshare Precision Industry Co. Ltd., Class A	19,900	146,628
Methode Electronics, Inc.	36,515	201,563
Mirion Technologies, Inc.(a)	57,344	1,066,025
Murata Manufacturing Co. Ltd.	62,000	1,391,107
Nan Ya Printed Circuit Board Corp.	7,000	120,724
Napco Security Technologies, Inc.(b)	11,685	460,272
nLight, Inc.(a)	14,709	838,707
Novanta, Inc.(a)	8,652	1,021,888
OSI Systems, Inc.(a)(b)	4,356	1,156,562
Ouster, Inc.(a)	19,216	352,998
PC Connection, Inc.	12,526	732,270
Plexus Corp.(a)	9,746	1,973,955
Q Technology Group Co. Ltd.	350,000	333,380
Rogers Corp.(a)	4,054	435,116
Samsung Electro-Mechanics Co. Ltd.	3,183	911,958
Sanmina Corp.(a)	17,015	2,205,825
ScanSource, Inc.(a)	13,491	489,723
Simplo Technology Co. Ltd.	21,000	221,008
Sunny Optical Technology Group Co. Ltd.	199,500	1,390,965
Synnex Technology International Corp.	909,000	2,189,374
TE Connectivity PLC	9,102	1,902,500
Teledyne Technologies, Inc.(a)	1,500	907,515
Tripod Technology Corp.	124,000	1,354,445
TTM Technologies, Inc.(a)	34,225	3,334,199
Unimicron Technology Corp.	66,000	965,736
Vishay Precision Group, Inc.(a)	2,586	112,284
WPG Holdings Ltd.	617,000	1,727,766
WT Microelectronics Co. Ltd.	28,000	194,061
Yageo Corp.	191,000	1,509,364
Zebra Technologies Corp., Class A(a)	562	117,503
		74,641,619
Energy Equipment & Services — 0.9%
Archrock, Inc.	53,377	1,857,520
Atlas Energy Solutions, Inc.(b)	8,382	109,972
Baker Hughes Co., Class A	23,477	1,433,271
Borr Drilling Ltd.	127,415	735,185
Bristow Group, Inc.(b)	8,507	398,893
Cactus, Inc., Class A	9,492	449,636
Expro Group Holdings NV(a)	22,006	383,124
Halliburton Co.(b)	42,606	1,661,208
Helix Energy Solutions Group, Inc.(a)	57,754	571,187
Helmerich & Payne, Inc.	20,984	756,054
Kodiak Gas Services, Inc.	16,280	949,450
Liberty Energy, Inc., Class A(b)	46,214	1,330,963
Nabors Industries Ltd.(a)	3,415	293,895
National Energy Services Reunited Corp.(a)	8,184	175,710
Noble Corp. PLC(b)	18,314	898,668
Oceaneering International, Inc.(a)	39,149	1,388,615
Oil States International, Inc.(a)	60,683	706,350
Patterson-UTI Energy, Inc.	203,253	2,201,230
ProPetro Holding Corp.(a)	50,412	726,437
RPC, Inc.(b)	59,013	417,812
Security	Shares	Value
Energy Equipment & Services (continued)
Saipem SpA(b)	43,809	$ 200,441
Seadrill Ltd.(a)	9,271	421,830
SLB Ltd.	58,268	2,994,392
Solaris Energy Infrastructure, Inc., Class A(b)	9,062	512,094
TechnipFMC PLC	15,488	1,070,685
TETRA Technologies, Inc.(a)	12,319	104,958
Tidewater, Inc.(a)	14,089	1,177,136
Transocean Ltd.(a)	382,049	2,532,985
Valaris Ltd.(a)	13,942	1,366,874
Weatherford International PLC	7,327	692,988
		28,519,563
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(a)(b)	93,459	91,590
Cinemark Holdings, Inc.	30,776	877,731
CJ ENM Co. Ltd.(a)	11,738	443,765
Electronic Arts, Inc.	2,959	603,251
Eros Media World PLC, Class A(a)	1,711	—
Gaia, Inc., Class A(a)	4,615	12,784
IMAX Corp.(a)	9,138	347,335
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	5,544
Lionsgate Studios Corp.(a)	60,695	582,065
Madison Square Garden Entertainment Corp., Class A(a)	4,254	250,603
Marcus Corp.	27,269	468,209
NCSoft Corp.	2,217	334,825
NetEase, Inc.	83,855	1,873,723
Netflix, Inc.(a)	97,556	9,380,009
Nintendo Co. Ltd.	11,300	645,068
Playtika Holding Corp.(b)	19,918	55,372
ROBLOX Corp., Class A(a)	13,244	749,081
Roku, Inc., Class A(a)	14,374	1,360,068
Sphere Entertainment Co., Class A(a)(b)	4,547	533,818
Spotify Technology SA(a)(b)	6,960	3,374,974
Starz Entertainment Corp.(a)	2,066	23,759
Take-Two Interactive Software, Inc.(a)	4,029	795,727
Tencent Music Entertainment Group, ADR	57,301	531,753
Walt Disney Co.	39,924	3,847,875
Warner Bros Discovery, Inc., Class A(a)	27,717	761,109
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	112,200	263,141
		28,213,179
Financial Services — 1.9%
Affirm Holdings, Inc., Class A(a)	6,787	310,980
Alerus Financial Corp.	14,680	348,063
Banco Latinoamericano de Comercio Exterior SA, Class E	17,094	873,162
Berkshire Hathaway, Inc., Class B(a)	35,878	17,192,738
Block, Inc., Class A(a)	6,533	393,156
Burford Capital Ltd.	21,507	97,212
Chime Financial, Inc., Class A(a)	2,977	55,759
Essent Group Ltd.	33,474	1,956,221
EVERTEC, Inc.	30,429	858,706
Federal Agricultural Mortgage Corp., Class C	3,588	532,280
Fidelity National Information Services, Inc.	29,348	1,376,715
FirstRand Ltd.	399,076	2,042,994
Fiserv, Inc.(a)	3,982	222,196
Flywire Corp.(a)	15,872	184,750
Groupe Bruxelles Lambert NV	7,561	687,782
HA Sustainable Infrastructure Capital, Inc.(b)	18,538	681,271
M&G PLC	13,903	50,502
Marqeta, Inc., Class A(a)(b)	19,403	79,164
Mastercard, Inc., Class A	17,288	8,638,122
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
MGIC Investment Corp.	14,282	$ 374,902
NCR Atleos Corp.(a)	8,578	373,829
NewtekOne, Inc.(b)	5,096	55,801
NMI Holdings, Inc., Class A(a)	38,677	1,450,774
ORIX Corp.	24,400	723,981
Pagseguro Digital Ltd., Class A(b)	55,400	555,108
PayPal Holdings, Inc.	12,986	587,357
Radian Group, Inc.	23,861	789,322
Remitly Global, Inc.(a)	65,083	1,019,851
Repay Holdings Corp., Class A(a)	12,378	32,183
Rocket Cos., Inc., Class A(a)	42,920	611,610
Sezzle, Inc.(a)(b)	2,549	161,326
Sofina SA(b)	1,313	318,830
StoneCo Ltd., Class A(a)	59,737	843,486
UWM Holdings Corp., Class A(b)	294	1,064
Velocity Financial, Inc.(a)	32,825	593,804
Visa, Inc., Class A	30,069	9,088,055
Voya Financial, Inc.	9,887	675,480
Walker & Dunlop, Inc.	12,056	535,045
Waterstone Financial, Inc.	24,206	436,434
Yuanta Financial Holding Co. Ltd.	1,157,000	1,644,750
		57,454,765
Food Products — 0.6%
Archer-Daniels-Midland Co.	4,834	351,384
Avanti Feeds Ltd.	4,402	56,392
AVI Ltd.	170,012	1,043,407
Bunge Global SA	1,777	226,034
Cal-Maine Foods, Inc.(b)	13,072	1,034,649
Chocoladefabriken Lindt & Spruengli AG	54	758,267
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	143,132
CJ CheilJedang Corp.	3,827	555,977
Conagra Brands, Inc.	57,606	905,566
Danone SA	6,756	539,853
General Mills, Inc.(b)	21,115	785,900
Hain Celestial Group, Inc.(a)(b)	22,306	15,565
Hershey Co.	1,360	282,730
J & J Snack Foods Corp.	3,077	243,914
Japfa Comfeed Indonesia Tbk PT	1,786,500	249,710
John B Sanfilippo & Son, Inc.	4,526	359,048
Kerry Group PLC, Class A	317	25,239
Kraft Heinz Co.(b)	40,678	914,848
Lamb Weston Holdings, Inc.	9,817	414,866
Marico Ltd.	50,789	396,446
Marzetti Co.	6,246	864,009
Mission Produce, Inc.(a)(b)	19,702	271,100
Nestle SA, Class N, Registered Shares	28,271	2,773,131
Seaboard Corp.	1	5,654
Simply Good Foods Co.(a)	14,012	201,072
Smithfield Foods, Inc.	13,771	385,175
SunOpta, Inc.(a)	25,634	166,108
Tiger Brands Ltd.	45,626	817,555
Tingyi Cayman Islands Holding Corp.	522,000	871,495
Tyson Foods, Inc., Class A	13,640	873,915
Uni-President China Holdings Ltd.(b)	1,071,000	1,074,934
Utz Brands, Inc., Class A(b)	18,210	144,223
Vital Farms, Inc.(a)	8,387	118,424
		17,869,722
Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A(b)	40,496	1,600,402
Brookfield Infrastructure Corp., Class A	9,403	371,564
ENN Energy Holdings Ltd.	192,900	1,570,671
Security	Shares	Value
Gas Utilities (continued)
Kunlun Energy Co. Ltd.	1,402,000	$ 1,281,073
New Jersey Resources Corp.	58,284	3,200,957
ONE Gas, Inc.	37,803	3,255,972
Southwest Gas Holdings, Inc.	27,362	2,377,758
Spire, Inc.	2,129	192,760
		13,851,157
Ground Transportation — 0.4%
ArcBest Corp.(b)	5,970	587,209
Canadian Pacific Kansas City Ltd.	1,811	142,513
Covenant Logistics Group, Inc., Class A	17,607	478,030
CSX Corp.	11,686	479,710
Heartland Express, Inc.(b)	9,981	103,802
Hertz Global Holdings, Inc.(a)(b)	20,370	93,906
Knight-Swift Transportation Holdings, Inc.	3,380	194,620
Landstar System, Inc.	1,904	305,230
Marten Transport Ltd.	28,235	370,726
Norfolk Southern Corp.	3,414	979,818
RXO, Inc.(a)(b)	39,879	583,031
Ryder System, Inc.	1,090	223,134
Schneider National, Inc., Class B	178	4,692
Uber Technologies, Inc.(a)	21,380	1,537,863
Union Pacific Corp.	18,267	4,431,940
Werner Enterprises, Inc.(b)	4,606	135,463
XPO, Inc.(a)	1,814	352,914
		11,004,601
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	30,537	3,135,234
Accuray, Inc.(a)	53,847	20,898
Alphatec Holdings, Inc.(a)	34,590	376,339
AngioDynamics, Inc.(a)	30,135	342,635
AtriCure, Inc.(a)	11,210	319,821
Axogen, Inc.(a)	6,947	230,154
Beta Bionics, Inc.(a)(b)	4,449	44,579
Boston Scientific Corp.(a)	66,367	4,164,529
Cerus Corp.(a)(b)	381,685	694,667
ClearPoint Neuro, Inc.(a)(b)	9,694	88,215
CONMED Corp.	3,083	109,015
Dentsply Sirona, Inc.	19,302	223,903
Enovis Corp.(a)	26,423	601,123
Glaukos Corp.(a)	15,962	1,718,469
Haemonetics Corp.(a)	8,601	484,752
Hologic, Inc.(a)	4,422	334,259
ICU Medical, Inc.(a)	3,751	484,442
Inspire Medical Systems, Inc.(a)	1,623	83,714
Integer Holdings Corp.(a)	1,408	123,904
Intuitive Surgical, Inc.(a)	5,703	2,629,026
iRadimed Corp.	10,448	1,005,725
iRhythm Technologies, Inc.(a)	10,168	1,200,027
Lantheus Holdings, Inc.(a)	12,586	954,648
LeMaitre Vascular, Inc.(b)	6,492	708,732
LivaNova PLC(a)	10,587	672,910
Masimo Corp.(a)	7	1,245
Medtronic PLC	3,359	291,057
Merit Medical Systems, Inc.(a)	10,761	741,756
Nemaura Medical, Inc.(a)	2,006	—
Neogen Corp.(a)	54,221	503,713
NeuroPace, Inc.(a)	20,048	263,631
Novocure Ltd.(a)	53,827	586,714
Omnicell, Inc.(a)	14,828	494,959
OraSure Technologies, Inc.(a)	21,676	65,028
Orthofix Medical, Inc.(a)	7,510	86,140
Penumbra, Inc.(a)	162	53,196

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
PROCEPT BioRobotics Corp.(a)	13,807	$ 345,313
Pulmonx Corp.(a)	5,803	7,486
QuidelOrtho Corp.(a)(b)	5,464	89,774
RxSight, Inc.(a)	15,676	96,564
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,118,800	537,936
SI-BONE, Inc.(a)	22,759	287,446
Smith & Nephew PLC	2,971	47,073
STERIS PLC	2,340	517,444
Stryker Corp.	9,350	3,072,317
Tandem Diabetes Care, Inc.(a)	19,919	381,847
TransMedics Group, Inc.(a)	9,460	940,419
Treace Medical Concepts, Inc.(a)	19,239	25,780
UFP Technologies, Inc.(a)(b)	1,001	193,794
Varex Imaging Corp.(a)	40,064	425,079
		30,807,431
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	871	20,373
AdaptHealth Corp.(a)	26,949	320,693
Addus HomeCare Corp.(a)	9,305	871,413
agilon health, Inc.(a)(b)	3,922	31,023
Alignment Healthcare, Inc.(a)(b)	11,082	195,265
AMN Healthcare Services, Inc.(a)	7,633	139,989
Ardent Health, Inc.(a)	6,468	55,366
Astrana Health, Inc.(a)	6,290	154,231
Aveanna Healthcare Holdings, Inc.(a)	55,429	356,963
BrightSpring Health Services, Inc.(a)	29,974	1,277,192
Brookdale Senior Living, Inc.(a)(b)	43,943	601,140
Cardinal Health, Inc.	12,803	2,705,402
Castle Biosciences, Inc.(a)	14,610	358,676
Centene Corp.(a)	19,661	643,701
Centogene NV(a)	910	102
Chemed Corp.	843	318,435
Clover Health Investments Corp., Class A(a)(b)	93,467	164,502
CorVel Corp.(a)	12,062	659,188
Cross Country Healthcare, Inc.(a)	8,400	78,960
CVS Health Corp.	20,559	1,476,547
Dr. Lal PathLabs Ltd.(c)	3,691	51,410
Elevance Health, Inc.	2,986	874,151
Encompass Health Corp.	28,846	2,790,274
Enhabit, Inc.(a)	16,851	237,431
Ensign Group, Inc.(b)	16,139	3,252,008
Fulgent Genetics, Inc.(a)	23,208	369,007
GeneDx Holdings Corp., Class A(a)	5,142	330,219
Guardant Health, Inc.(a)	32,265	2,980,318
Guardian Pharmacy Services, Inc., Class A(a)	7,310	275,295
HCA Healthcare, Inc.	6,018	2,847,958
HealthEquity, Inc.(a)	17,879	1,494,148
Henry Schein, Inc.(a)	5,158	380,145
Hims & Hers Health, Inc., Class A(a)(b)	58,731	1,219,256
Hinge Health, Inc., Class A(a)	7,525	290,164
Humana, Inc.(b)	1,594	276,384
KPJ Healthcare Bhd	124,600	105,915
LifeStance Health Group, Inc.(a)	112,266	715,134
McKesson Corp.	4,252	3,679,511
Mouwasat Medical Services Co.	28,390	549,628
National HealthCare Corp.(b)	3,985	636,405
NeoGenomics, Inc.(a)(b)	30,935	229,538
Nutex Health, Inc.(a)	647	61,491
Option Care Health, Inc.(a)	31,646	851,910
PACS Group, Inc.(a)	15,614	501,522
Security	Shares	Value
Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.(a)	33,765	$ 722,233
Pennant Group, Inc.(a)	13,086	398,861
Privia Health Group, Inc.(a)	57,273	1,178,106
Progyny, Inc.(a)	21,780	369,824
RadNet, Inc.(a)	18,979	1,060,736
Select Medical Holdings Corp.	33,053	538,433
Sinopharm Group Co. Ltd., Class H	172,000	446,230
Strata Critical Medical, Inc.(a)(b)	6,966	29,118
Tenet Healthcare Corp.(a)	3,459	652,748
U.S. Physical Therapy, Inc.(b)	2,712	203,292
UnitedHealth Group, Inc.	23,654	6,400,536
Universal Health Services, Inc., Class B	3,674	657,536
Viemed Healthcare, Inc.(a)	86,492	796,591
		48,882,627
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	22,610	1,049,556
American Healthcare REIT, Inc.(b)	24,392	1,150,327
CareTrust REIT, Inc.(b)	40,496	1,484,178
Diversified Healthcare Trust(b)	108,490	720,374
Janus Living, Inc., Class A, Class A(a)	12,352	291,137
National Health Investors, Inc.(b)	1,693	136,896
Omega Healthcare Investors, Inc.	4,472	195,963
Sabra Health Care REIT, Inc.(b)	61,861	1,189,587
Universal Health Realty Income Trust	4,404	178,230
Ventas, Inc.	15,999	1,308,398
		7,704,646
Health Care Technology(a) — 0.1%
Certara, Inc.	381	2,171
Doximity, Inc., Class A	16,383	381,724
Evolent Health, Inc., Class A	47,567	108,453
Health Catalyst, Inc.	35,945	45,650
HeartFlow, Inc.(b)	5,495	133,693
Phreesia, Inc.	41,250	345,675
Schrodinger, Inc.(b)	42,227	479,699
Teladoc Health, Inc.(b)	55,391	301,881
Veeva Systems, Inc., Class A	4,824	847,384
Waystar Holding Corp.	25,627	617,867
		3,264,197
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.(b)	17,335	199,526
Braemar Hotels & Resorts, Inc.(b)	44,964	106,115
Chatham Lodging Trust	91,317	718,665
DiamondRock Hospitality Co.(b)	64,623	605,517
Host Hotels & Resorts, Inc.	86,416	1,655,731
Park Hotels & Resorts, Inc.	740	7,792
Pebblebrook Hotel Trust(b)	23,547	297,399
RLJ Lodging Trust(b)	96,484	715,911
Ryman Hospitality Properties, Inc.	9,624	888,006
		5,194,662
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	17,951	195,845
Accor SA	1,032	49,498
Airbnb, Inc., Class A(a)	14,952	1,888,139
Allwyn AG(b)	50,656	766,429
Aramark(b)	34,650	1,404,711
Aristocrat Leisure Ltd.	46,899	1,490,697
Booking Holdings, Inc.	1,367	5,755,507
Brinker International, Inc.(a)	13,324	1,902,267
Carnival Corp.	66,800	1,728,784
Century Casinos, Inc.(a)	2,761	3,838
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc., Class A(a)	63,626	$ 2,036,668
Churchill Downs, Inc.	1,028	92,345
Compass Group PLC	4,090	114,115
Cracker Barrel Old Country Store, Inc.	7,911	222,378
Domino’s Pizza, Inc.(b)	2,878	1,032,598
DoorDash, Inc., Class A(a)	4,674	701,801
DraftKings, Inc., Class A(a)	11,763	254,316
Dutch Bros, Inc., Class A(a)	4,131	209,276
Entain PLC	4,110	30,876
Eternal Ltd.(a)	83,441	205,284
Evolution AB(c)	3,062	192,442
Expedia Group, Inc.	6,385	1,474,233
First Watch Restaurant Group, Inc.(a)(b)	7,566	79,292
Flutter Entertainment PLC(a)	739	75,341
Galaxy Entertainment Group Ltd.	75,000	338,992
Genius Sports Ltd.(a)	45,627	202,128
H World Group Ltd., ADR	9,806	493,144
Hilton Grand Vacations, Inc.(a)	10,519	411,503
Hilton Worldwide Holdings, Inc.	624	189,746
InterContinental Hotels Group PLC	794	104,709
Las Vegas Sands Corp.	16,057	865,151
Life Time Group Holdings, Inc.(a)	32,853	885,060
Lindblad Expeditions Holdings, Inc.(a)	12,879	222,807
Marriott Vacations Worldwide Corp.(b)	5,031	327,619
McDonald’s Corp.	15,412	4,789,895
Meituan, Class B(a)(c)	209,460	2,285,678
Monarch Casino & Resort, Inc.	2,671	255,348
Nathan’s Famous, Inc.	1,256	126,517
Papa John’s International, Inc.	2,963	96,031
Planet Fitness, Inc., Class A(a)	1,315	97,810
Pursuit Attractions & Hospitality, Inc.(a)(b)	2,666	97,656
Red Rock Resorts, Inc., Class A(b)	10,617	566,523
Restaurant Brands International, Inc.	4,193	310,278
Restaurant Brands International, Inc.(b)	2,661	196,648
Royal Caribbean Cruises Ltd.	1,954	537,702
Rush Street Interactive, Inc., Class A(a)	38,561	838,702
Serve Robotics, Inc.(a)(b)	6,926	58,455
Shake Shack, Inc., Class A(a)	7,894	698,382
Six Flags Entertainment Corp.(a)(b)	21,605	383,489
Starbucks Corp.	1,377	123,365
Super Group SGHC Ltd.(b)	30,624	330,739
Sweetgreen, Inc., Class A(a)(b)	16,069	83,398
Texas Roadhouse, Inc.	2,107	347,950
Travel & Leisure Co.(b)	10,868	751,957
TravelSky Technology Ltd., Class H	605,000	752,873
Trip.com Group Ltd.	47,546	2,349,662
TUI AG	13,439	105,832
Viking Holdings Ltd.(a)	37,480	2,754,030
Whitbread PLC	3,035	93,312
Wynn Resorts Ltd.	1,749	177,611
Yum! Brands, Inc.	1,944	302,253
		45,459,635
Household Durables — 0.8%
Barratt Redrow PLC	4,136	14,385
Beazer Homes USA, Inc.(a)	10,967	211,005
Berkeley Group Holdings PLC	684	31,333
Cavco Industries, Inc.(a)	1,440	697,378
Century Communities, Inc.	24,839	1,425,262
Champion Homes, Inc.(a)	15,926	1,184,417
D.R. Horton, Inc.	5,512	756,357
Security	Shares	Value
Household Durables (continued)
Garmin Ltd.	5,948	$ 1,379,995
Green Brick Partners, Inc.(a)	7,483	482,279
Haier Smart Home Co. Ltd., Class A	120,000	376,346
Installed Building Products, Inc.	7,916	2,098,927
KB Home	6,795	351,641
Leggett & Platt, Inc.	54,251	536,000
Lennar Corp., Class A	3,108	269,899
Lennar Corp., Class B, B Shares(b)	47	3,954
LG Electronics, Inc.	2,293	166,242
LGI Homes, Inc.(a)	6,194	244,849
M/I Homes, Inc.(a)	16,688	2,043,446
Meritage Homes Corp.	35,765	2,211,708
Midea Group Co. Ltd., Class A	51,000	569,778
Newell Brands, Inc.	120,271	412,529
NVR, Inc.(a)	134	883,037
Panasonic Holdings Corp.	103,300	1,732,481
Sekisui House Ltd.	51,200	1,147,241
Sonos, Inc.(a)	23,420	313,828
Sony Group Corp.	153,500	3,199,357
Taylor Morrison Home Corp., Class A(a)	25,280	1,472,307
Taylor Wimpey PLC	12,447	14,783
Tri Pointe Homes, Inc.(a)	10,823	505,759
Universal Electronics, Inc.(a)	2,805	11,557
		24,748,080
Household Products — 0.4%
Central Garden & Pet Co.(a)	5,586	205,397
Central Garden & Pet Co., Class A(a)	16,179	524,523
Colgate-Palmolive Co.	12,309	1,049,096
Procter & Gamble Co.(b)	60,568	8,748,442
Reckitt Benckiser Group PLC	1,825	122,714
Reynolds Consumer Products, Inc.(b)	178	3,770
Unicharm Corp.	54,900	321,883
Unilever Indonesia Tbk. PT	1,344,100	145,563
WD-40 Co.	2,672	544,928
		11,666,316
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	20,470	288,422
Brookfield Renewable Corp.	418	16,649
China Yangtze Power Co. Ltd., Class A	64,300	252,834
Clearway Energy, Inc., Class A	6,917	270,939
Drax Group PLC	6,544	77,335
Gulf Development PCL, NVDR	159,000	289,450
NTPC Ltd.	184,752	727,662
Ormat Technologies, Inc.	10,256	1,147,852
RWE AG	8,652	582,096
Vistra Corp.	6,763	1,016,682
		4,669,921
Industrial Conglomerates — 0.8%
3M Co.	67,692	9,830,909
Astra International Tbk PT	938,100	346,312
Brookfield Business Corp., Class A	20,997	664,345
Doosan Co. Ltd.	204	148,149
GS Holdings Corp.	10,781	465,960
Hitachi Ltd.	49,500	1,452,107
Honeywell International, Inc.	26,251	5,933,513
Samsung C&T Corp.	2,466	432,186
Siemens AG, Class N, Registered Shares	9,718	2,367,636
Sime Darby Bhd.	2,260,400	1,271,364
SK Square Co. Ltd.(a)	3,154	1,038,462

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates (continued)
SK, Inc.	1,580	$ 324,838
SM Investments Corp.	31,010	316,481
Smiths Group PLC	14,732	449,565
		25,041,827
Industrial REITs — 0.1%
Americold Realty Trust, Inc.(b)	16,399	187,933
EastGroup Properties, Inc.	657	121,604
First Industrial Realty Trust, Inc.	13,076	756,447
Industrial Logistics Properties Trust	10	57
Innovative Industrial Properties, Inc.(b)	3,372	169,139
Prologis, Inc.	5,429	717,605
Segro PLC	7,449	63,857
		2,016,642
Insurance — 2.3%
Admiral Group PLC	2,550	106,656
Aegon Ltd.	126,144	922,519
Ageas SA	14,245	1,048,617
AIA Group Ltd.	325,800	3,620,069
Allianz SE, Registered Shares	8,357	3,529,315
Allstate Corp.	7,446	1,543,854
Ambac Financial Group, Inc.(a)(b)	28,780	133,827
American Financial Group, Inc.	7,579	967,914
AMERISAFE, Inc.	7,871	262,340
Arch Capital Group Ltd.(a)	17,678	1,696,911
ASR Nederland NV	8,538	587,814
Assured Guaranty Ltd.	192	15,644
Aviva PLC	21,240	170,459
AXA SA	19,834	911,403
Baldwin Insurance Group, Inc., Class A(a)(b)	9,729	213,454
Bowhead Specialty Holdings, Inc.(a)	3,760	84,337
Brighthouse Financial, Inc.(a)	440	26,347
Cathay Financial Holding Co. Ltd.	417,000	932,343
China Life Insurance Co. Ltd., Class H	324,000	1,033,635
China Pacific Insurance Group Co. Ltd., Class A	107,800	585,823
Chubb Ltd.	4,175	1,360,758
CNA Financial Corp.	88	4,041
CNO Financial Group, Inc.	25,008	1,026,828
Crawford & Co., Class A	27,575	274,923
Dai-ichi Life Holdings, Inc.	116,300	1,072,517
Discovery Ltd.	38,451	564,224
Donegal Group, Inc., Class A	25,804	443,313
eHealth, Inc.(a)	31,968	41,239
F&G Annuities & Life, Inc.(b)	22,568	571,422
FedNat Holding Co.(a)(d)	4,457	—
Fidelity National Financial, Inc., Class A	1,680	77,918
Fubon Financial Holding Co. Ltd.	100,000	273,772
Genworth Financial, Inc., Class A(a)	108,243	878,933
Gjensidige Forsikring ASA	9,066	237,154
Globe Life, Inc.	847	117,877
Goosehead Insurance, Inc., Class A(a)(b)	4,534	193,420
Greenlight Capital Re Ltd., Class A(a)	13,482	233,104
Hanover Insurance Group, Inc.	5,138	890,672
Hartford Insurance Group, Inc.	5,067	685,210
HCI Group, Inc.	3,174	490,732
Helvetia Holding AG, Registered Shares	949	245,611
Heritage Insurance Holdings, Inc.(a)	7,118	186,848
Japan Post Holdings Co. Ltd.	202,000	2,332,384
Kemper Corp.	4,537	138,651
Legal & General Group PLC	29,730	97,703
Lemonade, Inc.(a)	17,148	1,074,837
Life Insurance Corp. of India	77,304	594,924
Security	Shares	Value
Insurance (continued)
Markel Group, Inc.(a)	187	$ 357,931
Max Financial Services Ltd.(a)	17,069	270,215
Mercury General Corp.	13,578	1,196,901
MetLife, Inc.	42,508	3,006,166
MS&AD Insurance Group Holdings, Inc.	10,700	279,223
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	1,162	733,851
NN Group NV	22,614	1,766,061
Old Mutual Ltd.	114,260	93,184
Oscar Health, Inc., Class A(a)	66,902	767,366
Palomar Holdings, Inc.(a)	11,777	1,407,352
PB Fintech Ltd.(a)	3,055	46,438
People’s Insurance Co. Group of China Ltd., Class H	602,000	419,250
Phoenix Group Holdings PLC	3,457	31,308
PICC Property & Casualty Co. Ltd., Class H	430,000	791,534
Ping An Insurance Group Co. of China Ltd., Class A	279,514	2,322,914
Ping An Insurance Group Co. of China Ltd., Class H	381,500	2,933,434
Powszechny Zaklad Ubezpieczen SA	87,425	1,521,804
Progressive Corp.	13,054	2,587,825
Prudential Financial, Inc.	4,725	461,585
Prudential PLC	60,107	835,674
Reinsurance Group of America, Inc., Class A	2,777	566,952
RenaissanceRe Holdings Ltd.	535	159,018
RLI Corp.	8	456
Root, Inc., Class A(a)	3,248	143,464
Samsung Life Insurance Co. Ltd.	321	46,284
SBI Life Insurance Co. Ltd.(c)	11,867	224,477
Selective Insurance Group, Inc.	12,610	950,668
Selectquote, Inc.(a)	11,125	7,003
Skyward Specialty Insurance Group, Inc.(a)	16,057	701,370
Slide Insurance Holdings, Inc.(a)(b)	15,568	280,224
Sompo Holdings, Inc.	11,900	463,246
Stewart Information Services Corp.	22,367	1,377,360
Sunshine Insurance Group Co. Ltd., Class H	661,000	308,741
Tiptree, Inc.	20,565	347,960
Tokio Marine Holdings, Inc.	6,300	295,728
Travelers Cos., Inc.	15,188	4,430,036
Trupanion, Inc.(a)	8,128	208,158
Tryg A/S	30,213	720,136
United Fire Group, Inc.	11,197	414,961
Universal Insurance Holdings, Inc.	20,255	691,911
W.R. Berkley Corp.(b)	7,183	476,089
White Mountains Insurance Group Ltd.	10	21,970
Zurich Insurance Group AG, Class N(b)	1,846	1,304,787
		68,473,311
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	133,707	38,448,785
Alphabet, Inc., Class C	108,275	31,059,767
Auto Trader Group PLC(c)	9,584	59,987
Baidu, Inc., Class A(a)	15,650	218,759
Bilibili, Inc., Class Z(a)	10,940	246,599
Cargurus, Inc., Class A(a)	8,709	296,541
Cars.com, Inc.(a)	17,429	141,523
EverQuote, Inc., Class A(a)(b)	26,792	413,133
fuboTV, Inc., Class A(a)(b)	9,128	86,351
Grindr, Inc.(a)	27,922	337,577
Kakao Corp.	14,674	453,019
Kuaishou Technology(c)	29,200	171,998
LY Corp.	201,500	485,843
MediaAlpha, Inc., Class A(a)	35,442	329,611
Meta Platforms, Inc., Class A	45,302	25,918,633
NAVER Corp.	6,235	848,885
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Nextdoor Holdings, Inc.(a)	31,290	$ 43,806
QuinStreet, Inc.(a)	53,517	642,739
REA Group Ltd.(b)	1,609	176,279
Reddit, Inc., Class A(a)	1,940	261,221
Rightmove PLC	12,489	71,454
Shutterstock, Inc.(b)	26,946	447,573
Snap, Inc., Class A(a)	17,618	81,043
Tencent Holdings Ltd.	323,900	20,429,130
Yelp, Inc.(a)	9,306	230,230
ZipRecruiter, Inc., Class A(a)(b)	74,218	136,561
		122,037,047
IT Services — 0.8%
Accenture PLC, Class A	7,402	1,467,743
Applied Digital Corp.(a)(b)	63,258	1,501,745
ASGN, Inc.(a)	9,456	366,042
Backblaze, Inc., Class A(a)	3,029	10,450
BigBear.ai Holdings, Inc.(a)(b)	100,303	353,066
Capgemini SE	850	100,299
CGI, Inc., Class A	1,188	86,852
Cloudflare, Inc., Class A(a)	3,098	639,241
Coforge Ltd.	2,008	24,011
DigitalOcean Holdings, Inc.(a)	14,188	1,217,047
Fastly, Inc., Class A(a)(b)	38,824	1,128,225
Fujitsu Ltd.	33,300	681,007
Gartner, Inc.(a)	1,998	316,363
Globant SA(a)	3,327	153,408
GoDaddy, Inc., Class A(a)	2,353	194,522
Grid Dynamics Holdings, Inc., Class A(a)	36,818	209,863
HCL Technologies Ltd.	48,462	697,499
Infosys Ltd.	158,489	2,137,675
Infosys Ltd., ADR(b)	17,023	229,981
International Business Machines Corp.	18,535	4,492,699
LTIMindtree Ltd.(c)	9,856	424,226
Mphasis Ltd.	6,736	148,033
NEC Corp.	40,500	1,007,765
Otsuka Corp.	17,500	335,032
Persistent Systems Ltd.	1,597	83,840
Tata Consultancy Services Ltd.	59,420	1,496,234
Tech Mahindra Ltd.	59,245	880,046
VeriSign, Inc.	6,059	1,504,813
Wipro Ltd.	234,090	471,296
Wipro Ltd., ADR	55,133	116,882
Wix.com Ltd.(a)	1,623	146,184
		22,622,089
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	4,974	464,970
BRP, Inc.	1,364	98,052
Brunswick Corp.	4,283	311,631
Callaway Golf Co.(a)	25,810	358,243
Hasbro, Inc.	954	89,294
Peloton Interactive, Inc., Class A(a)(b)	115,086	493,719
Polaris, Inc.	14,416	785,672
		2,601,581
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A(a)	23,334	495,381
AbCellera Biologics, Inc.(a)	17,689	61,735
Adaptive Biotechnologies Corp.(a)	47,923	665,171
Azenta, Inc.(a)	17,699	373,980
Codexis, Inc.(a)(b)	25,707	41,902
CryoPort, Inc.(a)(b)	18,327	151,748
Cytek Biosciences, Inc.(a)	28,184	123,164
Security	Shares	Value
Life Sciences Tools & Services (continued)
Danaher Corp.	5,479	$ 1,038,818
Eurofins Scientific SE	756	55,165
Fortrea Holdings, Inc.(a)	17,868	168,317
Hangzhou Tigermed Consulting Co. Ltd., Class A	28,700	227,805
Illumina, Inc.(a)	1,422	175,276
IQVIA Holdings, Inc.(a)	638	108,805
Lonza Group AG, Registered Shares	816	523,479
MaxCyte, Inc.(a)(b)	97,175	68,265
Mettler-Toledo International, Inc.(a)	222	279,986
Nautilus Biotechnology, Inc.(a)	2,915	11,310
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Pacific Biosciences of California, Inc.(a)(b)	108,123	142,722
Personalis, Inc.(a)(b)	16,155	102,907
Qiagen NV	9,654	386,546
Sartorius Stedim Biotech	167	32,525
Seer, Inc., Class A(a)(b)	6,637	11,150
Sotera Health Co.(a)	324	4,646
Tempus AI, Inc., Class A(a)(b)	5,462	246,992
Thermo Fisher Scientific, Inc.	5,516	2,711,279
West Pharmaceutical Services, Inc.	403	101,008
WuXi AppTec Co. Ltd., Class A	27,900	405,945
		8,716,027
Machinery — 2.1%
Aebi Schmidt Holding AG	23,878	231,855
Airtac International Group	13,000	414,056
Alamo Group, Inc.(b)	779	128,512
Albany International Corp., Class A	2,026	105,777
Ashok Leyland Ltd.	72,327	118,687
Astec Industries, Inc.	5,424	292,028
Atlas Copco AB, B Shares	12,855	200,953
Atmus Filtration Technologies, Inc.	30,094	1,708,436
Blue Bird Corp.(a)(b)	9,595	544,900
Caterpillar, Inc.	10,652	7,546,516
CECO Environmental Corp.(a)	6,521	388,521
Chart Industries, Inc.(a)	10,285	2,126,424
Columbus McKinnon Corp.(b)	17,530	254,711
Commercial Vehicle Group, Inc.(a)	3,113	10,615
Crane Co.	6,541	1,118,511
CRRC Corp. Ltd., Class H	190,000	123,762
Cummins, Inc.	496	266,858
Donaldson Co., Inc.(b)	10,498	890,965
Doosan Bobcat, Inc.	14,773	577,074
Douglas Dynamics, Inc.	6,909	290,800
Dover Corp.	841	175,306
Energy Recovery, Inc.(a)	38,407	386,759
Enerpac Tool Group Corp., Class A	2,523	92,014
Enpro, Inc.	4,848	1,215,151
ESCO Technologies, Inc.	7,285	2,049,780
Federal Signal Corp.	16,029	1,733,376
Franklin Electric Co., Inc.	17,356	1,599,703
Gencor Industries, Inc.(a)	3,905	58,575
Graham Corp.(a)	1,643	129,666
Greenbrier Cos., Inc.	17,145	902,684
Haitian International Holdings Ltd.	34,000	88,346
Hanwha Engine(a)	1,327	39,841
Hanwha Ocean Co. Ltd.(a)	1,896	156,073
HD Hyundai Construction Equipment Co. Ltd.	331	28,198
HD Hyundai Heavy Industries Co. Ltd.	2,138	684,844
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	3,177	736,325
Helios Technologies, Inc.	5,458	353,187

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Hillman Solutions Corp.(a)	15,701	$ 130,632
Hiwin Technologies Corp.	12,000	88,662
Hurco Cos., Inc.(a)	1,419	20,873
Hyundai Rotem Co. Ltd.	2,032	233,997
IHI Corp.	15,900	328,065
Illinois Tool Works, Inc.	24,699	6,428,903
ITT, Inc.	2,164	412,307
JBT Marel Corp.	9,503	1,215,149
Kadant, Inc.(b)	2,372	693,454
Kaori Heat Treatment Co. Ltd.	7,000	195,992
Kennametal, Inc.	26,401	953,868
Kinik Co.	10,000	138,625
Kubota Corp.	21,900	350,952
Manitowoc Co., Inc.(a)	57,513	670,026
Microvast Holdings, Inc.(a)(b)	31,493	47,240
Mitsubishi Heavy Industries Ltd.	60,400	1,659,590
MTAR Technologies Ltd.(a)	4,459	163,022
Mueller Industries, Inc.	7,859	870,777
Mueller Water Products, Inc., Class A	36,887	1,014,024
Otis Worldwide Corp.	14,087	1,085,826
Parker-Hannifin Corp.	5,494	4,918,449
Pentair PLC	1,230	107,145
Proto Labs, Inc.(a)	6,089	347,195
RBC Bearings, Inc.(a)	349	189,549
Richtech Robotics, Inc., Class B(a)(b)	35,319	73,817
Samsung Heavy Industries Co. Ltd.(a)	31,622	529,893
Sandvik AB	4,138	159,072
Sany Heavy Industry Co. Ltd., Class A	282,800	796,703
Schindler Holding AG	670	220,693
Sinotruk Hong Kong Ltd.	58,500	291,870
SPX Technologies, Inc.(a)	12,401	2,479,456
Standex International Corp.(b)	970	247,214
Tata Motors Ltd.(a)	37,990	162,250
Terex Corp.	18,950	1,119,945
Toyota Industries Corp.(a)	1,300	168,116
Trinity Industries, Inc.	28,762	925,561
Watts Water Technologies, Inc., Class A	5,935	1,722,871
Weichai Power Co. Ltd., Class A	24,100	85,901
Weir Group PLC	5,384	201,915
Worthington Enterprises, Inc.	18,158	946,758
Xylem, Inc.	3,842	459,119
Yaskawa Electric Corp.	3,100	81,876
ZCZL Industrial Technology Group Co. Ltd., Class H	247,400	576,820
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	15,300	56,084
Zhuzhou CRRC Times Electric Co. Ltd., Class H	17,700	82,769
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	933,700	1,176,735
		62,599,549
Marine Transportation — 0.3%
AP Moller - Maersk A/S, Class A	53	129,772
AP Moller - Maersk A/S, Class B(b)	254	634,461
COSCO SHIPPING Holdings Co. Ltd., Class H	366,500	697,915
Costamare, Inc.	16,410	277,329
Genco Shipping & Trading Ltd.	28,355	639,405
Kirby Corp.(a)	5,935	788,643
Matson, Inc.	12,726	2,086,300
MISC Bhd.	509,900	1,069,967
Mitsui OSK Lines Ltd.(b)	17,200	714,845
Security	Shares	Value
Marine Transportation (continued)
Nippon Yusen KK	2,900	$ 106,531
Sincere Navigation Corp.	64,000	84,723
Wisdom Marine Lines Co. Ltd.	246,000	518,936
		7,748,827
Media — 0.3%
AMC Networks, Inc., Class A(a)	9,502	64,519
Cable One, Inc.	1,140	103,979
comScore, Inc.(a)(b)	803	5,573
Cumulus Media, Inc., Class A(a)	4,396	25
EchoStar Corp., Class A(a)(b)	34,756	4,068,885
Entravision Communications Corp., Class A(b)	38,333	113,849
EW Scripps Co., Class A(a)(b)	20,410	75,925
Fox Corp., Class A(b)	26,547	1,550,345
Fox Corp., Class B	12,636	670,972
Gray Media, Inc.	31,043	134,727
Ibotta, Inc., Class A(a)(b)	2,396	71,808
Informa PLC	11,848	118,998
John Wiley & Sons, Inc., Class A(b)	5,415	206,312
Liberty Broadband Corp., Class A(a)	56	2,812
Magnite, Inc.(a)	49,118	583,522
News Corp., Class B	394	11,233
Publicis Groupe SA	937	77,555
PubMatic, Inc., Class A(a)(b)	11,188	91,518
TechTarget, Inc.(a)	7,606	29,511
Thryv Holdings, Inc.(a)	29,529	80,909
Townsquare Media, Inc., Class A(b)	4,763	25,863
Trade Desk, Inc., Class A(a)	50,160	1,138,130
USA TODAY Co., Inc.(a)	19,296	136,037
Versant Media Group, Inc.(a)	28,514	1,055,588
		10,418,595
Metals & Mining — 2.0%
Alcoa Corp.	16,240	1,077,199
Alpha Metallurgical Resources, Inc.(a)	6,052	1,242,294
Alrosa PJSC(a)(d)	667,929	82
Aluminum Corp. of China Ltd., Class H	236,000	345,260
American Battery Technology Co.(a)	13,035	36,368
Anglo American PLC	8,409	361,045
Anglogold Ashanti PLC	25,235	2,505,119
APL Apollo Tubes Ltd.	14,025	289,583
ArcelorMittal SA(a)	15,016	778,752
Barrick Mining Corp.	13,206	539,689
Caledonia Mining Corp. PLC(b)	3,524	79,607
Century Aluminum Co.(a)	20,694	1,214,531
China Hongqiao Group Ltd.	162,500	734,046
Citic Pacific Special Steel Group Co. Ltd., Class A	253,373	605,509
Cleveland-Cliffs, Inc.(a)(b)	94,677	800,021
CMOC Group Ltd., Class H	117,000	246,070
Coeur Mining, Inc.(a)	264,545	4,965,510
Commercial Metals Co.	29,960	1,840,443
Compass Minerals International, Inc.(a)(b)	11,990	279,967
Constellium SE, Class A(a)	65,974	1,621,641
Critical Metals Corp.(a)(b)	6,295	49,982
CSN Mineracao SA	62,050	59,297
Elevra Lithium Ltd., ADR(a)(b)	2,356	138,768
Fortescue Ltd.	36,955	528,072
Freeport-McMoRan, Inc.	43,940	2,582,793
Glencore PLC	32,721	247,825
Gold Fields Ltd.(b)	39,057	1,794,750
Grupo Mexico SAB de CV, series B	159,252	1,705,275
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Harmony Gold Mining Co. Ltd.	25,067	$ 382,945
Hecla Mining Co.	170,292	3,172,540
Hindalco Industries Ltd.	90,587	856,633
Hindustan Zinc Ltd.	121,571	655,604
Hyundai Steel Co.	15,574	357,676
i-80 Gold Corp.(a)(b)	55,075	83,714
Idaho Strategic Resources, Inc.(a)(b)	5,051	162,238
Impala Platinum Holdings Ltd.	34,416	489,463
Industrias Penoles SAB de CV(a)	17,209	764,875
Ivanhoe Electric, Inc.(a)	16,373	193,529
Kaiser Aluminum Corp.	12,410	1,495,529
Kumba Iron Ore Ltd.	33,881	639,347
Materion Corp.	7,397	1,069,976
National Aluminium Co. Ltd.	241,754	998,011
Newmont Corp.	30,237	3,273,155
NioCorp Developments Ltd.(a)	18,761	83,674
Nippon Steel Corp.(b)	116,700	430,337
Northam Platinum Holdings Ltd.	24,492	499,752
Novagold Resources, Inc.(a)	71,939	646,012
Perpetua Resources Corp.(a)	18,262	513,527
POSCO Holdings, Inc.	3,183	716,693
Ramaco Resources, Inc., Class A(a)(b)	24,237	374,704
Ramaco Resources, Inc., Class B(b)	351	3,580
Reliance, Inc.	1,777	540,066
Rio Tinto PLC	11,059	1,025,984
Royal Gold, Inc.	548	139,461
Ryerson Holding Corp.(b)	36,726	825,600
Saudi Arabian Mining Co.(a)	17,121	295,903
Severstal PAO(a)(d)	6,166	1
Sibanye Stillwater Ltd.	117,148	359,582
Southern Copper Corp.(b)	4,411	758,957
SSR Mining, Inc.(a)	51,687	1,519,598
Steel Authority of India Ltd.	326,776	530,577
SunCoke Energy, Inc.	71,636	466,350
Tata Steel Ltd.	259,477	532,386
thyssenkrupp AG	50,508	445,051
Tredegar Corp.(a)	17,482	138,982
U.S. Antimony Corp.(a)(b)	22,265	194,373
USA Rare Earth, Inc., Class A(a)(b)	39,804	602,434
Vale SA	86,359	1,375,115
Valterra Platinum Ltd.	11,418	959,773
Vedanta Ltd.	229,781	1,612,178
Warrior Met Coal, Inc.	16,225	1,511,359
Welspun Corp. Ltd.	4,584	39,772
Zijin Mining Group Co. Ltd., Class A	27,900	135,900
Zijin Mining Group Co. Ltd., Class H	490,000	2,204,262
		60,746,676
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., Class A(b)	14,743	282,328
Claros Mortgage Trust, Inc.(a)	8,641	20,566
Granite Point Mortgage Trust, Inc.(b)	72,641	105,329
KKR Real Estate Finance Trust, Inc.(b)	22,716	139,022
Ladder Capital Corp., Class A	17,757	173,486
Rithm Property Trust, Inc.(b)	1,736	23,245
TPG RE Finance Trust, Inc.	25,522	199,327
		943,303
Multi-Utilities — 0.5%
Ameren Corp.	9,366	1,029,511
Avista Corp.	62,202	2,496,788
Black Hills Corp.	26,373	1,830,550
CMS Energy Corp.	2,343	181,770
DTE Energy Co.	2,561	374,469
Security	Shares	Value
Multi-Utilities (continued)
Dubai Electricity & Water Authority PJSC	165,988	$ 123,136
E.ON SE, Class N	40,843	894,522
Engie SA	89,885	2,896,764
National Grid PLC	21,384	360,964
Northwestern Energy Group, Inc.	16,527	1,089,790
Sempra	24,585	2,388,924
Veolia Environnement SA	13,851	527,529
WEC Energy Group, Inc.(b)	3,478	402,648
		14,597,365
Office REITs — 0.1%
Brandywine Realty Trust(b)	140,219	379,994
COPT Defense Properties(b)	45,688	1,398,053
Cousins Properties, Inc.	4,948	111,676
Creative Media & Community Trust Corp.(a)	2	1
Easterly Government Properties, Inc.(b)	4,405	94,399
Highwoods Properties, Inc.	5,163	110,540
Hudson Pacific Properties, Inc.(a)(b)	10,229	60,453
Kilroy Realty Corp.(b)	3,856	108,778
NET Lease Office Properties(b)	22,860	263,347
Postal Realty Trust, Inc., Class A(b)	12,926	239,907
SL Green Realty Corp.(b)	24,626	909,684
Vornado Realty Trust	9,068	235,677
		3,912,509
Oil, Gas & Consumable Fuels — 3.1%
Ardmore Shipping Corp.(b)	23,235	354,334
Bangchak Corp. PCL, NVDR	308,500	367,151
Bharat Petroleum Corp. Ltd.	186,883	560,322
BP PLC	59,823	468,223
California Resources Corp.	20,984	1,452,512
Calumet, Inc.(a)	6,313	226,637
Centrus Energy Corp., Class A(a)(b)	4,137	718,142
Cheniere Energy, Inc.	6,361	1,804,997
Chevron Corp.	47,793	9,888,372
Chord Energy Corp.(b)	12,839	1,825,449
Clean Energy Fuels Corp.(a)	132,869	329,515
CMB Tech NV	11,587	146,576
CNX Resources Corp.(a)(b)	33,732	1,300,369
Comstock Resources, Inc.(a)	5,598	118,006
ConocoPhillips	8,971	1,184,172
Coterra Energy, Inc.	5,964	209,575
Crescent Energy Co., Class A(b)	53,261	719,023
CVR Energy, Inc.(a)(b)	12,941	435,465
Delek U.S. Holdings, Inc.	24,373	1,098,491
Devon Energy Corp.(b)	46,890	2,359,505
DHT Holdings, Inc.	46,862	856,169
Dorian LPG Ltd.	15,901	543,814
Ecopetrol SA, ADR	12,568	188,394
Encore Energy Corp.(a)	24,931	44,876
ENEOS Holdings, Inc.	287,500	2,590,411
Energy Fuels, Inc.(a)	64,829	1,183,129
Eni SpA	6,377	181,322
EOG Resources, Inc.	14,452	2,089,326
EQT Corp.	2,348	149,427
Excelerate Energy, Inc., Class A	8,823	294,865
Expand Energy Corp.	2,186	239,979
Exxon Mobil Corp.	76,301	12,945,228
Formosa Petrochemical Corp.	301,000	517,786
Frontline PLC	5,360	186,850
FutureFuel Corp.(b)	24,696	95,080
Golar LNG Ltd.(b)	23,669	1,280,730
Great Eastern Shipping Co. Ltd.	29,425	442,539
Green Plains, Inc.(a)	31,030	510,443

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)	652	$ 137,944
HD Hyundai Co. Ltd.	2,757	462,376
HF Sinclair Corp.	14,246	888,808
Hindustan Petroleum Corp. Ltd.	166,851	594,596
Indian Oil Corp. Ltd.	770,851	1,100,418
International Seaways, Inc.	13,769	1,003,485
Kinder Morgan, Inc.	64,358	2,157,924
Kosmos Energy Ltd.(a)	55,641	154,682
Lightbridge Corp.(a)	2,922	31,149
Magnolia Oil & Gas Corp., Class A(b)	60,768	1,918,446
Mangalore Refinery & Petrochemicals Ltd.	140,736	266,845
Marathon Petroleum Corp.	7,821	1,909,732
Matador Resources Co.(b)	4,851	306,486
Murphy Oil Corp.(b)	43,724	1,803,615
Northern Oil & Gas, Inc.(b)	35,532	1,038,600
Oil & Natural Gas Corp. Ltd.	199,200	600,131
Okeanis Eco Tankers Corp.(c)	4,700	237,773
ORLEN SA	47,408	1,717,794
Ovintiv, Inc.	2,801	166,267
Par Pacific Holdings, Inc.(a)	17,958	1,124,889
PBF Energy, Inc., Class A	27,706	1,319,360
PetroChina Co. Ltd., Class H	591,700	811,730
Petronet LNG Ltd.	234,748	616,502
Phillips 66	11,206	2,041,509
Plains GP Holdings LP, Class A	10,463	254,042
PTT Exploration & Production PCL, NVDR	488,800	2,355,045
Reliance Industries Ltd.	213,162	3,065,603
Repsol SA	11,027	310,393
REX American Resources Corp.(a)	29,909	1,362,953
Sable Offshore Corp., Class A(a)(b)	18,597	307,222
Santos Ltd.	215,091	1,177,310
Scorpio Tankers, Inc.	17,864	1,333,726
Shell PLC	24,304	1,125,641
SM Energy Co.	69,253	2,159,309
Summit Midstream Corp.(a)	7,104	214,825
Sunococorp LLC	1,797	110,785
Talos Energy, Inc.(a)	38,892	612,938
Targa Resources Corp.	2,033	509,734
Thai Oil PCL, NVDR	359,900	532,655
TotalEnergies SE	7,745	710,790
Uranium Energy Corp.(a)(b)	127,243	1,717,780
Ur-Energy, Inc.(a)	14,138	21,066
Valero Energy Corp.	6,916	1,708,805
Var Energi ASA	66,230	340,970
Woodside Energy Group Ltd.	15,958	378,803
World Kinect Corp.	14,810	341,667
		92,970,327
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	53,411	3,885,650
Magnera Corp.(a)	6,454	61,378
Sylvamo Corp.	4,255	179,731
		4,126,759
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	26,989	992,655
Allegiant Travel Co.(a)(b)	4,056	328,698
American Airlines Group, Inc.(a)	28,637	307,561
China Southern Airlines Co. Ltd., Class A(a)	455,500	376,310
China Southern Airlines Co. Ltd., Class H(a)	414,000	208,172
Copa Holdings SA, Class A	142	16,133
Delta Air Lines, Inc.	21,883	1,454,782
Deutsche Lufthansa AG, Registered Shares	35,806	304,916
easyJet PLC	17,362	80,782
Security	Shares	Value
Passenger Airlines (continued)
InterGlobe Aviation Ltd.(c)	3,886	$ 164,030
JetBlue Airways Corp.(a)	53,953	238,472
Joby Aviation, Inc.(a)(b)	200,678	1,657,600
Qantas Airways Ltd.	70,766	415,697
Singapore Airlines Ltd.	20,500	105,712
SkyWest, Inc.(a)	20,703	1,901,157
Sun Country Airlines Holdings, Inc.(a)	15,322	253,120
United Airlines Holdings, Inc.(a)	17,198	1,583,420
		10,389,217
Personal Care Products — 0.1%
APR Corp.	952	217,217
BellRing Brands, Inc.(a)	4,644	74,722
Herbalife Ltd.(a)	5,653	83,212
Kenvue, Inc.	28,824	496,926
L’Oreal SA	2,949	1,204,049
Natural Health Trends Corp.	3	8
Nature’s Sunshine Products, Inc.(a)	5,589	134,080
Nu Skin Enterprises, Inc., Class A	8,954	65,185
Shanghai Chicmax Cosmetic Co. Ltd., Class H	49,400	334,392
Unilever PLC	9,306	510,894
		3,120,685
Pharmaceuticals — 2.5%
Alumis, Inc.(a)	13,047	287,425
Amneal Pharmaceuticals, Inc., Class A(a)	31,082	386,349
Amylyx Pharmaceuticals, Inc.(a)	40,398	561,532
Arvinas, Inc.(a)	45,147	478,558
Aspen Pharmacare Holdings Ltd.	10,627	82,523
AstraZeneca PLC	13,216	2,584,256
Atea Pharmaceuticals, Inc.(a)	68,110	366,432
Aurobindo Pharma Ltd.	11,741	163,275
Axsome Therapeutics, Inc.(a)	11,355	1,919,222
Bristol-Myers Squibb Co.	83,889	5,087,868
China Medical System Holdings Ltd.	61,000	104,942
Collegium Pharmaceutical, Inc.(a)	10,825	357,983
Corcept Therapeutics, Inc.(a)	5,140	207,193
CorMedix, Inc.(a)(b)	8,434	57,267
Crinetics Pharmaceuticals, Inc.(a)	20,775	754,548
Daiichi Sankyo Co. Ltd.	16,200	289,829
Definium Therapeutics, Inc.(a)	12,673	239,520
Edgewise Therapeutics, Inc.(a)	16,841	530,492
Eli Lilly & Co.	16,799	15,451,216
Enliven Therapeutics, Inc.(a)	5,296	207,603
Esperion Therapeutics, Inc.(a)	35,611	97,574
EyePoint, Inc.(a)	29,650	382,189
Fulcrum Therapeutics, Inc.(a)(b)	18,400	141,128
Granules India Ltd.	24,244	160,309
GSK PLC	22,287	613,906
Hanmi Pharm Co. Ltd.	496	177,092
Harmony Biosciences Holdings, Inc.(a)	17,734	496,729
Harrow, Inc.(a)(b)	5,467	192,766
Hikma Pharmaceuticals PLC	1,233	20,709
Hypera SA	55,338	248,708
Indivior Pharmaceuticals, Inc.(a)	27,917	850,910
Innoviva, Inc.(a)	4,452	103,732
Ipsen SA	263	49,150
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	195,200	1,582,100
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H(a)	19,800	164,864
Johnson & Johnson	43,903	10,731,649
Laurus Labs Ltd.(c)	16,091	169,769
LENZ Therapeutics, Inc.(a)(b)	6,955	63,638
Ligand Pharmaceuticals, Inc.(a)	2,336	466,382
Liquidia Corp.(a)	13,220	498,923
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Lupin Ltd.	8,268	$ 204,617
MBX Biosciences, Inc.(a)(b)	4,361	130,176
Merck & Co., Inc.	31,497	3,788,774
Natco Pharma Ltd.	27,224	282,787
Novartis AG, Class N, Registered Shares	17,092	2,623,525
Novo Nordisk A/S, Class B	22,573	826,047
Nuvation Bio, Inc., Class A(a)	95,161	408,241
Ocular Therapeutix, Inc.(a)(b)	52,348	443,388
Omeros Corp.(a)(b)	13,533	142,908
Pacira BioSciences, Inc.(a)	18,144	410,054
Pfizer, Inc.	181,739	5,103,231
Phathom Pharmaceuticals, Inc.(a)(b)	7,167	79,625
Phibro Animal Health Corp., Class A(b)	7,142	395,024
Prestige Consumer Healthcare, Inc.(a)	3,010	178,403
Rapport Therapeutics, Inc.(a)	3,482	108,952
Roche Holding AG	5,112	2,040,152
Roche Holding AG, Class BR	411	170,303
Royalty Pharma PLC, Class A	4,361	209,197
Sanofi SA	3,619	349,486
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	127,000	323,675
SIGA Technologies, Inc.(b)	16,596	88,789
Simcere Pharmaceutical Group Ltd.(c)	221,000	360,229
Sino Biopharmaceutical Ltd.	1,138,000	864,562
Sun Pharmaceutical Industries Ltd.	56,062	1,048,539
Supernus Pharmaceuticals, Inc.(a)	14,335	740,976
Tarsus Pharmaceuticals, Inc.(a)	12,190	855,128
Terns Pharmaceuticals, Inc.(a)	21,004	1,107,331
TherapeuticsMD, Inc.(a)	745	1,505
Theravance Biopharma, Inc.(a)	42,704	693,086
Trevi Therapeutics, Inc.(a)	54,519	650,412
UCB SA	325	97,921
WaVe Life Sciences Ltd.(a)	42,891	310,960
Xeris Biopharma Holdings, Inc.(a)	41,045	238,061
Zoetis, Inc., Class A	7,733	914,118
Zydus Lifesciences Ltd.	21,180	197,206
		73,717,648
Professional Services — 0.9%
Alight, Inc., Class A(b)	88,005	51,281
Automatic Data Processing, Inc.	4,209	855,185
Barrett Business Services, Inc.	12,440	362,999
BayCurrent Consulting, Inc.	4,800	138,942
BlackSky Technology, Inc., Class A(a)(b)	4,196	105,571
Booz Allen Hamilton Holding Corp., Class A	8,718	680,266
Broadridge Financial Solutions, Inc.	1,667	270,854
Bureau Veritas SA	9,440	282,553
CACI International, Inc., Class A(a)	548	298,041
CBIZ, Inc.(a)	12,398	332,886
Computershare Ltd.	8,374	165,156
Conduent, Inc.(a)	155,946	199,611
CRA International, Inc.	3,230	522,872
CSG Systems International, Inc.	2,162	172,830
Equifax, Inc.	2,288	412,000
ExlService Holdings, Inc.(a)	57,182	1,741,192
Experian PLC	17,584	608,310
Exponent, Inc.	13,511	881,593
Franklin Covey Co.(a)	10,815	170,769
Genpact Ltd.	5,796	215,901
Huron Consulting Group, Inc.(a)	2,690	342,948
IBEX Holdings Ltd.(a)	9,162	245,725
ICF International, Inc.	7,757	506,455
Security	Shares	Value
Professional Services (continued)
Innodata, Inc.(a)(b)	8,375	$ 323,442
Jacobs Solutions, Inc.	12,429	1,581,963
Kanzhun Ltd., ADR	8,387	112,302
KBR, Inc.	39,307	1,448,856
Kforce, Inc.(b)	6,797	198,744
Korn Ferry	2,265	142,582
Legalzoom.com, Inc.(a)	27,196	154,201
Leidos Holdings, Inc.	13,913	2,163,750
Maximus, Inc.	14,045	900,284
Planet Labs PBC, Class A(a)	78,448	2,192,622
Recruit Holdings Co. Ltd.	24,200	1,054,392
RELX PLC	5,227	171,249
Resources Connection, Inc.(b)	16,473	61,444
Robert Half, Inc.(b)	1,092	27,737
Sagility Ltd.	248,485	105,629
SGS SA, Registered Shares	7,026	740,463
SS&C Technologies Holdings, Inc.	12,133	819,827
Teleperformance SE	169	9,931
Thomson Reuters Corp.	9,588	865,408
TriNet Group, Inc.	9,597	349,619
TrueBlue, Inc.(a)	19,037	74,435
UL Solutions, Inc., Class A(b)	3,188	273,243
Upwork, Inc.(a)	17,523	192,052
Verisk Analytics, Inc., Class A	2,469	468,493
Verra Mobility Corp., Class A(a)	51,750	739,507
Willdan Group, Inc.(a)	7,175	549,318
Wolters Kluwer NV, Class C	6,584	491,747
		25,777,180
Real Estate Management & Development — 0.4%
Aldar Properties PJSC	347,317	750,699
Altisource Portfolio Solutions SA(a)(b)	587	3,739
CBRE Group, Inc., Class A(a)	1,716	232,449
Central Pattana PCL, NVDR	79,000	151,722
Compass, Inc., Class A(a)	156,791	1,146,142
Daito Trust Construction Co. Ltd.	13,000	304,644
Daiwa House Industry Co. Ltd.	22,000	690,205
DLF Ltd.	112,221	603,274
Emaar Development PJSC	52,755	199,698
Emaar Properties PJSC	609,343	1,994,036
eXp World Holdings, Inc.(b)	8,707	52,155
Howard Hughes Holdings, Inc.(a)(b)	114	7,212
Hulic Co. Ltd.	17,800	207,487
Kennedy-Wilson Holdings, Inc.	63,320	685,122
Marcus & Millichap, Inc.(b)	22,537	599,259
Mitsui Fudosan Co. Ltd.	14,800	157,775
Newmark Group, Inc., Class A	41,181	617,303
Nomura Real Estate Holdings, Inc.	123,600	801,395
Real Brokerage, Inc.(a)	25,486	63,715
St. Joe Co.	13,525	849,370
Sun Hung Kai Properties Ltd.	42,500	707,661
Tokyo Tatemono Co. Ltd.	40,900	943,577
Tokyu Fudosan Holdings Corp.	92,400	788,639
Vonovia SE	13,343	333,741
Zillow Group, Inc., Class A(a)	187	7,740
		12,898,759
Residential REITs — 0.1%
Apartment Investment and Management Co., Class A(b)	5,446	22,165
Independence Realty Trust, Inc.(b)	8,409	125,210
Invitation Homes, Inc.	7,844	194,924

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	5,610	$ 685,093
NexPoint Residential Trust, Inc.	27,369	684,225
Veris Residential, Inc.	21,331	402,516
		2,114,133
Retail REITs — 0.3%
Agree Realty Corp.(b)	28,143	2,121,419
Curbline Properties Corp.(b)	10,636	274,302
FrontView REIT, Inc.	61,383	949,595
Getty Realty Corp.(b)	29,242	929,896
Kite Realty Group Trust(b)	39,092	959,709
Macerich Co.	5,598	105,802
NETSTREIT Corp.(b)	45,599	858,629
NNN REIT, Inc.	25,549	1,073,825
Saul Centers, Inc.(b)	10,684	348,085
SITE Centers Corp.	25,215	136,161
Tanger, Inc.	27,611	938,222
Urban Edge Properties(b)	48,027	959,579
Whitestone REIT	12,967	209,417
		9,864,641
Semiconductors & Semiconductor Equipment — 10.4%
ACM Research, Inc., Class A(a)	12,940	509,189
Advanced Micro Devices, Inc.(a)	39,254	7,985,441
Advanced Wireless Semiconductor Co.	117,000	447,369
Advantest Corp.	8,200	1,131,654
Aehr Test Systems(a)(b)	6,054	224,482
Alpha & Omega Semiconductor Ltd.(a)	13,104	290,385
Ambarella, Inc.(a)	15,882	817,526
Amkor Technology, Inc.	22,203	999,801
Analog Devices, Inc.	10,363	3,296,885
AP Memory Technology Corp.	31,000	451,079
Applied Materials, Inc.	22,553	7,708,390
ASE Technology Holding Co. Ltd.	224,000	2,465,379
ASML Holding NV	5,663	7,530,408
ASPEED Technology, Inc.	3,000	1,034,084
Astera Labs, Inc.(a)	3,020	330,992
Axcelis Technologies, Inc.(a)	9,407	875,604
Broadcom, Inc.	100,771	31,189,632
ChipMOS Technologies, Inc.	288,000	503,590
Cirrus Logic, Inc.(a)	2,433	351,860
Cohu, Inc.(a)	13,411	410,645
Credo Technology Group Holding Ltd.(a)	48,646	4,566,400
Diodes, Inc.(a)(b)	14,501	989,838
Disco Corp.	400	163,033
First Solar, Inc.(a)	4,493	886,289
FormFactor, Inc.(a)	23,091	2,239,596
Global Unichip Corp.	4,000	283,356
Ichor Holdings Ltd.(a)	5,403	251,834
Impinj, Inc.(a)(b)	7,158	735,127
Intel Corp.(a)	114,691	5,061,314
King Yuan Electronics Co. Ltd.	24,000	205,300
Kioxia Holdings Corp.(a)	3,200	417,920
KLA Corp.	1,955	2,878,562
Kulicke & Soffa Industries, Inc.	20,512	1,348,049
Lam Research Corp.	31,566	6,744,392
Macronix International Co. Ltd.(a)	47,000	181,667
Marketech International Corp.	6,000	53,179
Marvell Technology, Inc.	27,161	2,690,297
MaxLinear, Inc.(a)	32,345	562,480
MediaTek, Inc.	64,000	3,069,769
Microchip Technology, Inc.	5,373	347,150
Micron Technology, Inc.	28,966	9,785,873
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MPI Corp.	2,000	$ 235,643
Nanya Technology Corp.(a)	81,000	539,908
Navitas Semiconductor Corp.(a)(b)	53,117	465,836
NVIDIA Corp.	506,521	88,337,262
Onto Innovation, Inc.(a)	5,149	1,055,905
Phison Electronics Corp.	12,000	596,813
Photronics, Inc.(a)(b)	18,455	745,767
Power Integrations, Inc.(b)	13,903	711,834
Powertech Technology, Inc.	95,000	581,617
Qnity Electronics, Inc.	2,194	253,144
QUALCOMM, Inc.	34,324	4,420,245
Rambus, Inc.(a)	30,942	2,661,940
Rigetti Computing, Inc.(a)	79,027	1,109,539
Semtech Corp.(a)	24,921	1,916,176
Silicon Laboratories, Inc.(a)	8,415	1,751,582
SiTime Corp.(a)	5,892	2,034,802
SK Hynix, Inc.	24,418	13,853,913
SkyWater Technology, Inc.(a)	7,156	196,146
Skyworks Solutions, Inc.(b)	35,684	1,910,878
STMicroelectronics NV	2,748	93,511
Synaptics, Inc.(a)	2,909	203,746
Taiwan Semiconductor Manufacturing Co. Ltd.	1,086,000	62,808,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,294	2,465,007
Teradyne, Inc.	1,850	548,451
Texas Instruments, Inc.	18,841	3,657,792
Tokyo Electron Ltd.	5,800	1,441,015
Tower Semiconductor Ltd.(a)(b)	3,745	657,173
TSE Co. Ltd.	691	50,221
Ultra Clean Holdings, Inc.(a)	10,571	657,305
United Microelectronics Corp.	447,000	801,292
Veeco Instruments, Inc.(a)	12,035	407,505
Win Semiconductors Corp.	20,000	231,791
Winbond Electronics Corp.	144,000	437,211
		309,855,084
Software — 4.4%
8x8, Inc.(a)(b)	44,959	74,632
A10 Networks, Inc.	22,771	526,465
ACI Worldwide, Inc.(a)	36,987	1,516,837
Adeia, Inc.(b)	11,063	265,844
Adobe, Inc.(a)	15,921	3,870,077
Agilysys, Inc.(a)	4,368	310,739
Alarm.com Holdings, Inc.(a)	32,778	1,415,682
Alkami Technology, Inc.(a)(b)	5,347	83,787
Amplitude, Inc., Class A(a)	89,998	613,786
Appian Corp., Class A(a)	10,897	262,727
AppLovin Corp., Class A(a)	1,496	595,408
Asana, Inc., Class A(a)	21,034	134,618
Atlassian Corp., Class A(a)	5,917	403,835
Aurora Innovation, Inc., Class A(a)(b)	42,461	174,939
Autodesk, Inc.(a)	1,337	320,078
AvePoint, Inc., Class A(a)	8,831	83,983
Birlasoft Ltd.	98,559	349,064
Bit Digital, Inc.(a)(b)	70,511	92,369
Bitdeer Technologies Group, Class A(a)(b)	14,596	126,255
Blend Labs, Inc., Class A(a)(b)	49,794	84,650
Box, Inc., Class A(a)	59,294	1,401,710
Braze, Inc., Class A(a)	20,196	476,828
C3.ai, Inc., Class A(a)(b)	70,305	591,968
Cadence Design Systems, Inc.(a)	2,740	761,364
Cerence, Inc.(a)	24,964	157,523
Check Point Software Technologies Ltd.(a)(b)	4,167	595,256
Cipher Mining, Inc.(a)(b)	83,256	1,071,505
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Cleanspark, Inc.(a)(b)	76,257	$ 648,947
Clear Secure, Inc., Class A	17,094	827,521
Clearwater Analytics Holdings, Inc., Class A(a)	74,303	1,757,266
Commvault Systems, Inc.(a)	12,093	941,924
Core Scientific, Inc.(a)(b)	62,228	930,931
Crowdstrike Holdings, Inc., Class A(a)	3,186	1,243,846
CyberArk Software Ltd.(a)	545	24,525
Daily Journal Corp.(a)(b)	456	219,947
Dassault Systemes SE	8,826	178,676
Datadog, Inc., Class A(a)	1,437	169,638
Digital Turbine, Inc.(a)	47,298	136,218
Dolby Laboratories, Inc., Class A	3,866	232,192
Domo, Inc., Class B(a)(b)	15,750	48,195
Dropbox, Inc., Class A(a)	5,823	132,299
D-Wave Quantum, Inc.(a)(b)	88,688	1,279,768
Dynatrace, Inc.(a)	10,191	376,863
Elastic NV(a)	11,968	598,280
Expensify, Inc., Class A(a)	39,473	34,338
Fortinet, Inc.(a)	4,357	356,054
Freshworks, Inc., Class A(a)	43,427	348,719
Guidewire Software, Inc.(a)	2,922	437,014
HubSpot, Inc.(a)	2,357	575,344
Hut 8 Corp.(a)(b)	23,575	1,105,903
Intapp, Inc.(a)	16,766	430,719
InterDigital, Inc.(b)	6,812	2,057,224
Intuit, Inc.(b)	5,256	2,272,589
Kingdee International Software Group Co. Ltd.(a)	146,000	162,081
Life360, Inc.(a)(b)	1,331	54,331
LiveRamp Holdings, Inc.(a)(b)	21,353	566,282
Manhattan Associates, Inc.(a)	7,285	969,779
MARA Holdings, Inc.(a)(b)	86,110	702,658
Marin Software, Inc.(a)(d)	268	—
Microsoft Corp.	160,736	59,499,645
Monday.com Ltd.(a)	512	35,384
N-able, Inc.(a)	14,574	68,061
nCino, Inc.(a)	192	2,876
Nebius Group NV, Class A(a)	1,088	112,891
Netskope, Inc., Class A(a)(b)	24,732	209,975
NextNav, Inc.(a)(b)	8,195	131,284
Nice Ltd.(a)	1,479	163,294
Ooma, Inc.(a)	29,605	430,753
Oracle Corp.	28,400	4,177,924
Pagaya Technologies Ltd., Class A(a)(b)	21,308	248,238
Palantir Technologies, Inc., Class A(a)	43,656	6,386,000
Palo Alto Networks, Inc.(a)	6,981	1,119,194
PAR Technology Corp.(a)(b)	12,318	164,199
Pegasystems, Inc.(b)	2,049	87,205
Porch Group, Inc.(a)	35,084	251,552
Progress Software Corp.(a)	12,396	317,957
Q2 Holdings, Inc.(a)	21,564	1,019,977
Qualys, Inc.(a)	12,892	1,132,562
Rapid7, Inc.(a)	19,683	108,453
Rezolve AI PLC(a)(b)	61,991	158,697
RingCentral, Inc., Class A	6,528	242,776
Riot Platforms, Inc.(a)	91,687	1,133,251
Rubrik, Inc., Class A(a)	9,228	451,895
Sage Group PLC	14,782	165,638
Salesforce, Inc.(b)	24,842	4,637,256
SAP SE	12,986	2,213,887
ServiceNow, Inc.(a)	33,406	3,492,597
ServiceTitan, Inc., Class A(a)	1,741	110,484
SoundHound AI, Inc., Class A(a)(b)	88,681	609,238
Security	Shares	Value
Software (continued)
Sprout Social, Inc., Class A(a)	32,552	$ 185,546
SPS Commerce, Inc.(a)	4,298	239,270
Synopsys, Inc.(a)	2,218	879,393
Tata Elxsi Ltd.	10,293	436,863
Technology One Ltd.	7,052	133,863
Tenable Holdings, Inc.(a)	64,886	1,097,547
Teradata Corp.(a)	809	20,735
Terawulf, Inc.(a)(b)	78,291	1,129,739
Unity Software, Inc.(a)	9,387	205,951
Upland Software, Inc.(a)	9,814	6,536
Varonis Systems, Inc.(a)	22,997	493,746
Viant Technology, Inc., Class A(a)(b)	2,216	24,819
Workiva, Inc., Class A(a)	11,962	713,294
Xperi, Inc.(a)	15,656	87,674
Zeta Global Holdings Corp., Class A(a)	61,423	977,854
Zscaler, Inc.(a)	4,491	630,042
		132,328,015
Specialized REITs — 0.3%
American Tower Corp.	6,783	1,170,610
CubeSmart(b)	69,441	2,545,013
Digital Realty Trust, Inc.	3,404	613,435
EPR Properties(b)	8,611	430,206
Equinix, Inc.	525	514,626
Four Corners Property Trust, Inc.	53,617	1,268,042
Millrose Properties, Inc., Class A	1,679	47,012
Outfront Media, Inc.	16,707	442,735
Safehold, Inc.(b)	23,105	312,611
SBA Communications Corp.	2,358	405,835
VICI Properties, Inc.	43,022	1,175,361
		8,925,486
Specialty Retail — 1.1%
1-800-Flowers.com, Inc., Class A(a)(b)	14,793	44,971
Abercrombie & Fitch Co., Class A(a)	13,060	1,193,292
Abu Dhabi National Oil Co. for Distribution PJSC	546,031	566,623
Academy Sports & Outdoors, Inc.(b)	7,140	403,053
Advance Auto Parts, Inc.(b)	13,362	704,845
American Eagle Outfitters, Inc.(b)	53,466	892,882
America’s Car-Mart, Inc.(a)(b)	2,682	34,142
Arhaus, Inc., Class A	9,557	64,796
Asbury Automotive Group, Inc.(a)	4,004	782,422
AutoZone, Inc.(a)	166	560,711
Bath & Body Works, Inc.	2,321	43,333
Best Buy Co., Inc.	1,735	111,387
Boot Barn Holdings, Inc.(a)	9,820	1,437,255
Buckle, Inc.	3,807	191,721
Camping World Holdings, Inc., Class A(b)	30,263	206,696
CarParts.com, Inc.(a)(b)	91,439	71,853
Cartrade Tech Ltd.(a)	1,921	33,710
Carvana Co., Class A(a)	739	232,327
Chow Tai Fook Jewellery Group Ltd.	339,600	477,336
Citi Trends, Inc.(a)	1,582	68,532
Conn’s, Inc.(a)(d)	7,119	—
EVgo, Inc., Class A(a)(b)	73,616	126,620
Five Below, Inc.(a)	1,227	280,345
Gap, Inc.(b)	2,337	56,555
Genesco, Inc.(a)	5,748	166,635
Group 1 Automotive, Inc.(b)	4,395	1,453,119
Grupo SBF SA	43,153	102,387
Haverty Furniture Cos., Inc.	14,914	315,879
Home Depot, Inc.	11,342	3,730,270
Industria de Diseno Textil SA	6,682	388,951
JB Hi-Fi Ltd.	6,068	307,034

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
JD Sports Fashion PLC	10,049	$ 9,531
Kingfisher PLC	7,173	27,274
Lenskart Solutions Ltd.(a)	17,406	92,947
Lithia Motors, Inc., Class A(b)	2,291	572,108
Lojas Renner SA	358,036	1,034,049
Lowe’s Cos., Inc.	470	111,052
Monro, Inc.	15,902	255,068
Murphy USA, Inc.(b)	720	355,658
National Vision Holdings, Inc.(a)	8,172	211,655
O’Reilly Automotive, Inc.(a)	28,680	2,647,451
Penske Automotive Group, Inc.(b)	1,373	205,291
Petco Health & Wellness Co., Inc.(a)	28,687	79,750
Petronas Dagangan Bhd.	33,500	181,146
RealReal, Inc.(a)	34,729	315,339
Revolve Group, Inc., Class A(a)	21,924	495,702
Sally Beauty Holdings, Inc.(a)	18,535	256,710
Shift Technologies, Inc., Class A(a)(d)	304	—
Signet Jewelers Ltd.(b)	10,045	850,209
Sonic Automotive, Inc., Class A(b)	11,599	795,343
Stitch Fix, Inc., Class A(a)	83,958	277,901
ThredUp, Inc., Class A(a)	24,468	80,255
TJX Cos., Inc.	26,950	4,303,915
Upbound Group, Inc.(b)	22,785	411,269
Urban Outfitters, Inc.(a)	24,719	1,565,949
Victoria’s Secret & Co.(a)	21,695	1,005,780
Warby Parker, Inc., Class A(a)	18,073	380,798
Wayfair, Inc., Class A(a)(b)	3,631	273,087
Winmark Corp.	1,263	539,996
Zhongsheng Group Holdings Ltd.	150,500	159,370
Zumiez, Inc.(a)	31,978	708,632
		33,252,917
Technology Hardware, Storage & Peripherals — 4.2%
Advantech Co. Ltd.	18,000	184,572
Apple, Inc.	311,038	78,938,334
Asia Vital Components Co. Ltd.	21,000	1,387,038
Asustek Computer, Inc.	37,000	649,842
Canon, Inc.	13,400	371,814
Corsair Gaming, Inc.(a)	11,867	65,862
Dell Technologies, Inc., Class C(b)	10,041	1,648,029
FUJIFILM Holdings Corp.	4,900	93,373
GPGI, Inc., Class A(b)	6,862	117,340
Hewlett Packard Enterprise Co.	14,918	355,198
IonQ, Inc.(a)(b)	87,712	2,528,737
King Slide Works Co. Ltd.	2,000	207,230
Lenovo Group Ltd.	1,198,000	1,440,849
Logitech International SA, Class N, Registered Shares	1,981	183,965
Pure Storage, Inc., Class A(a)	8,374	494,401
Quanta Computer, Inc.	115,000	1,034,880
Quantum Computing, Inc.(a)(b)	51,282	351,282
Samsung Electronics Co. Ltd.	243,351	28,462,648
Samsung Electronics Co. Ltd., GDR	180	520,503
Sandisk Corp.(a)	3,354	2,130,930
Seagate Technology Holdings PLC	1,161	454,833
Western Digital Corp.	8,227	2,225,321
Xiaomi Corp., Class B(a)(c)	390,400	1,612,609
		125,459,590
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	17,035	300,157
Cie Financiere Richemont SA, Class A, Registered Shares	1,066	188,219
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Culp, Inc.(a)	3,659	$ 10,026
Eclat Textile Co. Ltd.	5,000	52,336
Figs, Inc., Class A(a)	18,627	275,121
G-III Apparel Group Ltd.(b)	32,803	908,643
Hermes International SCA	426	806,993
Kalyan Jewellers India Ltd.	45,033	180,840
Kontoor Brands, Inc.	12,151	854,094
Levi Strauss & Co., Class A	12,668	234,231
Li Ning Co. Ltd.	249,500	689,325
Lululemon Athletica, Inc.(a)	2,418	370,196
LVMH Moet Hennessy Louis Vuitton SE	2,873	1,570,524
Pandora A/S	2,288	163,532
Ralph Lauren Corp., Class A	895	307,871
Steven Madden Ltd.	10,627	360,468
Titan Co. Ltd.	17,913	752,394
Under Armour, Inc., Class C(a)	626	3,625
Unifi, Inc.(a)	3,830	13,673
Wolverine World Wide, Inc.	10,631	173,498
Xtep International Holdings Ltd.	1,030,000	590,747
		8,806,513
Tobacco — 0.5%
Altria Group, Inc.	56,084	3,700,983
British American Tobacco PLC	54,416	3,159,328
Imperial Brands PLC	11,315	458,798
ITC Ltd.	122,521	374,390
Japan Tobacco, Inc.	69,100	2,650,943
KT&G Corp.	7,433	799,291
Philip Morris International, Inc.	23,662	3,912,275
Turning Point Brands, Inc.	5,413	469,794
		15,525,802
Trading Companies & Distributors — 0.5%
AerCap Holdings NV(b)	15,510	2,127,662
Air Lease Corp., Class A	1,142	74,161
Applied Industrial Technologies, Inc.	6,396	1,696,987
BlueLinx Holdings, Inc.(a)	6,359	344,531
Boise Cascade Co.	17,505	1,327,754
Bunzl PLC	11,373	342,389
DNOW, Inc.(a)	73,110	870,740
DXP Enterprises, Inc.(a)	3,864	539,917
Ferguson Enterprises, Inc.	2,444	570,087
GATX Corp.(b)	8,099	1,382,823
Global Industrial Co.	11,006	346,909
Herc Holdings, Inc.(b)	7,624	758,969
Karat Packaging, Inc.	6,126	171,038
McGrath RentCorp	6,549	722,224
Mitsui & Co. Ltd.	19,600	757,592
Posco International Corp.	8,777	409,725
Rush Enterprises, Inc., Class A	22,069	1,458,982
Sunbelt Rentals Holdings, Inc.	4,821	307,538
United Rentals, Inc.(b)	686	499,792
Xometry, Inc., Class A(a)	12,466	509,111
		15,218,931
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	10,804	151,128
Aena SME SA(c)	5,190	153,091
Aeroports de Paris SA	465	56,808
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	278,400	205,296
Getlink SE	1,653	35,670
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure (continued)
International Container Terminal Services, Inc.	70,970	$ 804,611
Westports Holdings Bhd.	220,700	323,678
		1,730,282
Water Utilities — 0.1%
American States Water Co.	8,093	611,993
California Water Service Group(b)	8,547	387,521
Essential Utilities, Inc.	3,190	128,461
Guangdong Investment Ltd.	432,000	432,689
H2O America(b)	9,315	546,511
Severn Trent PLC	2,583	105,938
United Utilities Group PLC	6,343	110,598
		2,323,711
Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL, NVDR	187,700	2,142,445
Bharti Airtel Ltd.	153,271	2,912,667
Etihad Etisalat Co.	56,203	978,758
Far EasTone Telecommunications Co. Ltd.	92,000	265,731
KDDI Corp.	27,800	473,343
Mobile Telecommunications Co. Saudi Arabia	303,114	934,375
MTN Group Ltd.	83,744	977,849
SoftBank Corp.	1,361,100	1,821,319
SoftBank Group Corp.	60,700	1,478,030
Spok Holdings, Inc.	18,820	205,138
Telephone and Data Systems, Inc.	22,167	933,231
TIM SA	36,618	194,123
T-Mobile U.S., Inc.	14,689	3,085,131
		16,402,140
Total Common Stocks — 89.8% (Cost: $2,090,841,090)		2,685,754,677
Preferred Securities
Preferred Stocks — 0.3%
Automobiles — 0.0%
TVS Motor Co. Ltd., 6.00%, 09/01/26(a)	47,640	5,148
Banks — 0.2%
Banco Bradesco SA	405,214	1,499,648
Itau Unibanco Holding SA	421,701	3,539,786
		5,039,434
Electric Utilities — 0.0%
Axia Energia, Class B	38,435	476,222
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA - Petrobras	379,008	3,561,169
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81(a)	7	122
		9,082,095
Total Preferred Securities — 0.3% (Cost: $5,486,871)		9,082,095
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(d)	16,767	11,066
Albireo Pharma, Inc., CVR(d)	1,592	5,874
Blueprint Medicines Corp., CVR(d)	17,094	17,094
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	559
Inhibrx, Inc., CVR(d)	4,627	7,681
Security	Shares	Value
Biotechnology (continued)
Kinnate Biopharma, Inc., CVR(b)	3,570	$ 182
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	114
Poseida Therapeutics, Inc., CVR(d)	15,396	22,478
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	1
Surface Oncology, Inc., CVR	4,415	415
		66,017
Consumer Staples Distribution & Retail(d) — 0.0%
Eli Lilly and Company, CVR	1,837	—
Walgreens Boots Alliance, Inc., CVR	6,889	3,651
		3,651
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	311
Paragon 28, Inc., CVR	10,680	961
		1,272
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	9,996
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	2,687
Pharmaceuticals — 0.0%
Contra Avadel Pharmace, CVR	17,054	10,915
Flexion Therapeutics, CVR(d)	3,275	524
		11,439
Total Rights — 0.0% (Cost: $60,569)		95,062
Warrants
Real Estate Management & Development(a) — 0.0%
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/14/26, 0.20 Share for 1 Warrant, Expires 04/30/32, Strike Price USD 15.60)	4,699	1,797
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/15/26, 0.20 Share for 1 Warrant, Expires 04/02/29, Strike Price USD 15.60)	4,699	987
		2,784
Total Warrants — 0.0% (Cost: $ — )		2,784
Total Long-Term Investments — 90.1% (Cost: $2,096,388,530)		2,694,934,618
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(e)(f)(g)	180,645,798	180,681,928
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(e)(f)	227,734,728	227,734,728
Total Short-Term Securities — 13.7% (Cost: $408,410,760)		408,416,656
Total Investments — 103.8% (Cost: $2,504,799,290)		3,103,351,274
Liabilities in Excess of Other Assets — (3.8)%		(113,463,234)
Net Assets — 100.0%		$ 2,989,888,040

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 130,444,369	$ 50,293,676 (a)	$ —	$ (21,806)	$ (34,311)	$ 180,681,928	180,645,798	$ 149,764 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	334,938,183	—	(107,203,455)(a)	—	—	227,734,728	227,734,728	2,476,413	—
				$ (21,806)	$ (34,311)	$ 408,416,656		$ 2,626,177	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	37	06/18/26	$ 4,648	$ (17,506)
S&P 500 E-Mini Index	199	06/18/26	65,379	(1,446,857)
MSCI EAFE Index	59	06/19/26	8,558	33,136
MSCI Emerging Markets Index	148	06/19/26	10,764	(406,014)
				(1,837,241)
Short Contracts
E-mini Russell 2000 Index	63	06/18/26	7,913	(17,223)
				$ (1,854,464)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,125,688	CAD	5,615,000	BNP Paribas SA	06/17/26	$ 75,874
USD	1,264,970	CHF	976,000	Toronto-Dominion Bank	06/17/26	34,184
USD	3,841,165	JPY	597,718,000	Toronto-Dominion Bank	06/17/26	50,910
USD	114,286	NOK	1,102,000	Toronto-Dominion Bank	06/17/26	541
USD	35,708	NZD	60,000	Toronto-Dominion Bank	06/17/26	1,137
						162,646
AUD	3,935,000	USD	2,777,815	Goldman Sachs International	06/17/26	(65,875)
CHF	1,862,000	USD	2,406,454	Morgan Stanley & Co. International PLC	06/17/26	(58,377)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,390,000	USD	6,303,021	Barclays Bank PLC	06/17/26	$ (51,340)
EUR	1,622,000	USD	1,887,549	Morgan Stanley & Co. International PLC	06/17/26	(6,245)
GBP	4,115,000	USD	5,501,409	Toronto-Dominion Bank	06/17/26	(56,020)
SEK	39,960,000	USD	4,387,813	Toronto-Dominion Bank	06/17/26	(150,493)
SGD	2,078,000	USD	1,641,798	Toronto-Dominion Bank	06/17/26	(16,950)
						(405,300)
						$ (242,654)
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets (Net Return)	At Termination	1-day SOFR plus 0.52%, 3.68%	At Termination	HSBC Bank PLC	N/A	04/22/26	USD	72,243	$ 4,335,173	$ —	$ 4,335,173
MSCI Emerging Markets (Net Return)	At Termination	1-day SOFR plus 0.53%, 3.68%	At Termination	UBS AG	N/A	04/22/26	USD	202,978	13,962,670	—	13,962,670
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.28%, 3.68%	Quarterly	Citibank N.A.	N/A	04/30/26	USD	67,195	4,545,266	—	4,545,266
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.40%, 3.68%	Quarterly	Goldman Sachs International	N/A	04/30/26	USD	50,336	2,462,953	—	2,462,953
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.08%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	05/08/26	USD	122,136	10,917,854	—	10,917,854
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR minus 0.56%, 3.68%	Quarterly	BNP Paribas SA	N/A	08/31/26	USD	89,559	4,043,752	—	4,043,752
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.45%, 3.68%	Quarterly	Citibank N.A.	N/A	10/06/26	USD	76,473	3,078,184	—	3,078,184
1-day SOFR plus 0.74%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	10/06/26	USD	99,671	(6,742,907)	—	(6,742,907)
1-day SOFR plus 0.78%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	10/29/26	USD	338,765	(22,720,967)	—	(22,720,967)
1-day SOFR plus 0.79%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	10/29/26	USD	251,297	(16,858,773)	—	(16,858,773)
1-day SOFR plus 0.78%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/06/26	USD	851,604	(52,550,841)	—	(52,550,841)
1-day SOFR plus 0.75%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/25/26	USD	97,359	(5,813,237)	—	(5,813,237)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.28%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/27	USD	22,584	1,049,587	—	1,049,587
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.30%, 3.68%	Quarterly	Citibank N.A.	N/A	01/22/27	USD	72,239	5,935,584	—	5,935,584
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.35%, 3.68%	Quarterly	BNP Paribas SA	N/A	01/28/27	USD	89,135	4,004,852	—	4,004,852
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.26%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/05/27	USD	127,065	8,667,905	—	8,667,905

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.29%, 3.68%	Quarterly	Citibank N.A.	N/A	02/05/27	USD	532,377	$ 34,574,047	$ —	$ 34,574,047
MSCI EAFE Index Net	Quarterly	1-day SOFR , 3.68%	Quarterly	Citibank N.A.	N/A	03/31/27	USD	31,440	(12)	—	(12)
									$ (7,108,910)	$ —	$ (7,108,910)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Vanguard Russell 1000 Index Fund ETF	Citibank N.A.	$ 136,591,727	02/24/28	0.20%	1D OBFR01	Monthly	$ (1,374,531)
Total long positions of equity swaps							(1,374,531)
Short Contracts(b)
iShares MSCI EAFE ETF	Bank of America N.A.	(10,399)	02/15/28	(0.15)%	1D OBFR01	Monthly	103
iShares MSCI Emerging Markets ETF	Bank of America N.A.	(11,968)	02/15/28	(0.15)%	1D OBFR01	Monthly	326
iShares Russell 2000 ETF	Bank of America N.A.	(11,450)	02/15/28	(0.15)%	1D OBFR01	Monthly	42
Total short positions of equity swaps							471
Total long and short positions of equity swaps							(1,374,060)
Net dividends and financing fees							42,007
Total equity swap contracts including dividends and financing fees							$ (1,332,053)

(a)
The Master Portfolio receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Master Portfolio pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 52,628,448	$ 10,056,175	$ —	$ 62,684,623
Air Freight & Logistics	5,491,896	2,618,941	—	8,110,837
Automobile Components	9,678,617	4,204,962	—	13,883,579
Automobiles	21,741,970	9,800,628	—	31,542,598
Banks	143,507,959	88,072,413	17	231,580,389
Beverages	15,066,671	3,239,212	—	18,305,883
Biotechnology	103,687,044	5,528,476	—	109,215,520
Broadline Retail	52,715,673	15,191,653	—	67,907,326
Building Products	14,646,086	58,540	—	14,704,626
Capital Markets	53,338,796	11,532,024	—	64,870,820
Chemicals	31,913,566	6,277,944	1	38,191,511
Commercial Services & Supplies	18,808,355	82,610	—	18,890,965
Communications Equipment	28,057,658	2,109,147	—	30,166,805
Construction & Engineering	32,055,422	6,479,603	—	38,535,025
Construction Materials	4,630,757	1,061,943	—	5,692,700
Consumer Finance	21,323,193	1,569,167	—	22,892,360
Consumer Staples Distribution & Retail	38,418,926	2,986,254	—	41,405,180
Containers & Packaging	3,046,366	—	—	3,046,366
Distributors	881,042	239,853	—	1,120,895
Diversified Consumer Services	10,875,710	700,107	—	11,575,817
Diversified REITs	3,183,800	59,014	—	3,242,814
Diversified Telecommunication Services	16,985,937	6,293,234	—	23,279,171
Electric Utilities	22,132,399	6,234,061	—	28,366,460
Electrical Equipment	45,829,884	19,477,234	—	65,307,118
Electronic Equipment, Instruments & Components	47,213,756	27,427,863	—	74,641,619
Energy Equipment & Services	28,319,122	200,441	—	28,519,563
Entertainment	24,652,657	3,560,522	—	28,213,179
Financial Services	51,985,926	5,468,839	—	57,454,765
Food Products	10,682,525	7,187,197	—	17,869,722
Gas Utilities	10,999,413	2,851,744	—	13,851,157
Ground Transportation	11,004,601	—	—	11,004,601
Health Care Equipment & Supplies	30,222,422	585,009	—	30,807,431
Health Care Providers & Services	48,279,072	603,555	—	48,882,627
Health Care REITs	7,704,646	—	—	7,704,646
Health Care Technology	3,264,197	—	—	3,264,197
Hotel & Resort REITs	5,194,662	—	—	5,194,662
Hotels, Restaurants & Leisure	37,345,665	8,113,970	—	45,459,635
Household Durables	17,496,134	7,251,946	—	24,748,080
Household Products	11,398,039	268,277	—	11,666,316
Independent Power and Renewable Electricity Producers	2,740,544	1,929,377	—	4,669,921
Industrial Conglomerates	16,745,248	8,296,579	—	25,041,827
Industrial REITs	1,952,785	63,857	—	2,016,642
Insurance	35,575,624	32,897,687	—	68,473,311
Interactive Media & Services	98,875,094	23,161,953	—	122,037,047
IT Services	14,135,126	8,486,963	—	22,622,089
Leisure Products	2,601,581	—	—	2,601,581
Life Sciences Tools & Services	7,471,108	1,244,919	—	8,716,027
Machinery	51,844,810	10,754,739	—	62,599,549
Marine Transportation	3,791,677	3,957,150	—	7,748,827
Media	10,222,042	196,553	—	10,418,595
Metals & Mining	39,323,499	21,423,094	83	60,746,676
Mortgage Real Estate Investment Trusts (REITs)	943,303	—	—	943,303
Multi-Utilities	9,794,450	4,802,915	—	14,597,365
Office REITs	3,912,509	—	—	3,912,509
Oil, Gas & Consumable Fuels	73,409,385	19,560,942	—	92,970,327
Paper & Forest Products	4,126,759	—	—	4,126,759
Passenger Airlines	8,733,598	1,655,619	—	10,389,217

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Care Products	$ 854,133	$ 2,266,552	$ —	$ 3,120,685
Pharmaceuticals	58,248,398	15,469,250	—	73,717,648
Professional Services	22,008,808	3,768,372	—	25,777,180
Real Estate Management & Development	4,264,206	8,634,553	—	12,898,759
Residential REITs	2,114,133	—	—	2,114,133
Retail REITs	9,864,641	—	—	9,864,641
Semiconductors & Semiconductor Equipment	210,246,068	99,609,016	—	309,855,084
Software	128,500,124	3,827,891	—	132,328,015
Specialized REITs	8,925,486	—	—	8,925,486
Specialty Retail	31,008,995	2,243,922	—	33,252,917
Technology Hardware, Storage & Peripherals	89,310,267	36,149,323	—	125,459,590
Textiles, Apparel & Luxury Goods	3,811,603	4,994,910	—	8,806,513
Tobacco	8,083,052	7,442,750	—	15,525,802
Trading Companies & Distributors	13,811,412	1,407,519	—	15,218,931
Transportation Infrastructure	153,091	1,577,191	—	1,730,282
Water Utilities	1,674,486	649,225	—	2,323,711
Wireless Telecommunication Services	4,417,623	11,984,517	—	16,402,140
Preferred Securities
Preferred Stocks	9,082,095	—	—	9,082,095
Rights
Biotechnology	—	598	65,419	66,017
Consumer Staples Distribution & Retail	—	—	3,651	3,651
Health Care Equipment & Supplies	—	961	311	1,272
Metals & Mining	9,996	—	—	9,996
Paper & Forest Products	—	—	2,687	2,687
Pharmaceuticals	—	10,915	524	11,439
Warrants	2,784	—	—	2,784
Short-Term Securities
Money Market Funds	408,416,656	—	—	408,416,656
	$2,497,416,211	$605,862,370	$72,693	$3,103,351,274
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 33,136	$ 97,620,305	$ —	$ 97,653,441
Foreign Currency Exchange Contracts	—	162,646	—	162,646
Liabilities
Equity Contracts	(1,887,600)	(106,061,268)	—	(107,948,868)
Foreign Currency Exchange Contracts	—	(405,300)	—	(405,300)
	$(1,854,464)	$(8,683,617)	$—	$(10,538,081)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Currency Abbreviation (continued)
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Diversified Equity Master Portfolio

Portfolio Abbreviation (continued)
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate